As filed with the Securities and Exchange Commission on December 15, 2003.
                                                     1933 Act File No: 333-70697
                                                     1940 Act File No: 811-09119

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
         Pre-Effective Amendment No.                          [ ]
                                            -----
         Post-Effective Amendment No.         6               [X]
                                            -----
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                        7               [X]
                                            -----

                       Jackson National Separate Account V
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Susan S. Rhee
         AVP & Assoc. General Counsel       Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
              Insurance Company             1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

  X      immediately upon filing pursuant to paragraph (b)
----
         on May 1, 2003 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.


Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                       JACKSON NATIONAL SEPARATE ACCOUNT V
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-4 Item                                         each Item
--------                                         ---------------------------

Part A.  Information Required in a Prospectus    Prospectus
-------  ------------------------------------    ----------

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Fee Table; Advertising

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Contract Charges; Purchases

11.  Redemptions                                 Key Facts; Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

                       SUPPLEMENT DATED DECEMBER 15, 2003
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2003
                                       FOR
                PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY

                       JACKSON NATIONAL SEPARATE ACCOUNT V

The following changes apply to the prospectus listed above:

On December 15, 2003, Curian CapitalSM LLC replaced First Trust Advisors L.P. as sub-adviser to the Funds.

When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

The Fund names throughout the prospectus should be deleted in their entirety and replaced with the following:

JNL SERIES TRUST

        JNL/Alliance Capital Growth Fund (formerly Alliance Capital/JNL Growth Fund)
        JNL/Curian Enhanced S&P 500 Stock Index Fund (formerly JPMorgan/JNL Enhanced S&P 500 Stock Index Fund)
        JNL/JPMorgan International Value Fund (formerly JPMorgan/JNL International Value Fund)
        JNL/Janus Aggressive Growth Fund (formerly Janus/JNL Aggressive Growth Fund)
        JNL/Janus Global Equities Fund (formerly Janus/JNL Global Equities Fund)
        JNL/Janus Growth & Income Fund (formerly Janus/JNL Growth & Income Fund)
        JNL/Lazard Mid Cap Value Fund (formerly Lazard/JNL Mid Cap Value Fund)
        JNL/Lazard Small Cap Value Fund (formerly Lazard/JNL Small Cap Value Fund)
        JNL/Oppenheimer Global Growth Fund (formerly Oppenheimer/JNL Global Growth Fund)
        JNL/Oppenheimer Growth Fund (formerly Oppenheimer/JNL Growth Fund)
        JNL/PIMCO Total Return Bond Fund (formerly PIMCO/JNL Total Return Bond Fund)
        JNL/PPM America Money Market Fund (formerly PPM America/JNL Money Market Fund)
        JNL/Putnam International Equity Fund (formerly Putnam/JNL International Equity Fund)
        JNL/Putnam Midcap Growth Fund (formerly Putnam/JNL Midcap Growth Fund)
        JNL/S&P Conservative Growth Fund (formerly S&P/JNL Conservative Growth Fund)
        JNL/S&P Moderate Growth Fund (formerly S&P/JNL Moderate Growth Fund)
        JNL/S&P Aggressive Growth Fund (formerly S&P/JNL Aggressive Growth Fund)
        JNL/Salomon Brothers Balanced Fund (formerly Salomon Brothers/JNL Balanced Fund)
        JNL/Salomon Brothers Global Bond Fund (formerly Salomon Brothers/JNL Global Bond Fund)
        JNL/Salomon Brothers High Yield Bond Fund (formerly Salomon Brothers/JNL High Yield Bond Fund)
        JNL/T. Rowe Price Mid-Cap Growth Fund (formerly T. Rowe Price/JNL Mid-Cap Growth Fund)

JNL VARIABLE FUND V LLC

        JNL/Curian The DowSM 10 Fund (formerly First Trust/JNL The Dow Target 10 Fund)


The following Funds have been added as Investment Divisions:

JNL VARIABLE FUND LLC

        JNL/Curian Communications Sector Fund
        JNL/Curian Consumer Brands Sector Fund
        JNL/Curian Energy Sector Fund
        JNL/Curian Financial Sector Fund
        JNL/Curian Pharmaceutical/Healthcare Sector Fund
        JNL/Curian Technology Sector Fund

On page 4, the "TOTAL ANNUAL FUND OPERATING EXPENSES" chart should be deleted in its entirety and replaced with the following:

         Minimum  0.60%

         Maximum  1.46%

On page 5, the "FUND ANNUAL EXPENSES" chart should be deleted in its entirety and replaced with the following:

FUND ANNUAL EXPENSES
(as a percentage of the Fund's average net assets)



                                                           MANAGEMENT       ESTIMATED
                                                               AND         DISTRIBUTION     12B-1                     TOTAL FUND
                                                         ADMINISTRATIVE      (12B-1)       SERVICE        OTHER         ANNUAL
                                                               FEE            FEES*          FEE**       EXPENSES      EXPENSES
------------------------------------------------------- ------------------ ------------- ------------- ------------- --------------
JNL/Alliance Capital Growth Fund                             0.68%             .01%          0.20%          0%            0.89%
JNL/Curian Enhanced S&P 500 Stock Index Fund                 0.66%               0%          0.20%          0%            0.86%
JNL/JPMorgan International Value Fund                        0.93%               0%          0.20%          0%            1.13%
JNL/Janus Aggressive Growth Fund                             0.82%             .08%          0.20%          0%            1.10%
JNL/Janus Global Equities Fund***                            0.92%             .03%          0.20%          0%            1.15%
JNL/Janus Growth & Income Fund                               0.85%             .02%          0.20%          0%            1.07%
JNL/Lazard Mid Cap Value Fund                                0.88%             .04%          0.20%          0%            1.12%
JNL/Lazard Small Cap Value Fund                              0.94%             .03%          0.20%          0%            1.17%
JNL/Oppenheimer Global Growth Fund                           0.85%               0%          0.20%          0%            1.05%
JNL/Oppenheimer Growth Fund                                  0.80%               0%          0.20%          0%            1.00%
JNL/PIMCO Total Return Bond Fund                             0.60%               0%          0.20%          0%            0.80%
JNL/PPM America Money Market Fund                            0.40%               0%          0.20%          0%            0.60%
JNL/Putnam International Equity Fund                         1.03%             .03%          0.20%          0%            1.26%
JNL/Putnam Midcap Growth Fund                                0.85%             .05%          0.20%          0%            1.10%
JNL/S&P Conservative Growth Fund****                         0.20%               0%             0%          0%            0.20%
JNL/S&P Moderate Growth Fund****                             0.20%               0%             0%          0%            0.20%
JNL/S&P Aggressive Growth Fund****                           0.20%               0%             0%          0%            0.20%
JNL/Salomon Brothers Balanced Fund                           0.70%               0%          0.20%          0%            0.90%
JNL/Salomon Brothers Global Bond Fund                        0.75%               0%          0.20%          0%            0.95%
JNL/Salomon Brothers High Yield Bond Fund                    0.70%               0%          0.20%          0%            0.90%
JNL/T. Rowe Mid-Cap Growth Fund                              0.83%             .01%          0.20%          0%            1.04%
JNL/Curian The DowSM 10 Fund                                 0.58%               0%          0.20%         0.01%          0.79%
JNL/Curian Communications Sector Fund                        0.67%               0%          0.20%         0.01%          0.88%
JNL/Curian Consumer Brands Sector Fund                       0.67%               0%          0.20%         0.01%          0.88%
JNL/Curian Energy Sector Fund                                0.67%               0%          0.20%         0.01%          0.88%
JNL/Curian Financial Sector Fund                             0.67%               0%          0.20%         0.01%          0.88%
JNL/Curian Pharmaceutical/Healthcare Sector Fund             0.67%               0%          0.20%         0.01%          0.88%
JNL/Curian Technology Sector Fund                            0.67%               0%          0.20%         0.01%          0.88%
------------------------------------------------------- ------------------ ------------- ------------- ------------- --------------

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust by Jackson National Asset Management, LLC. All the Curian Funds, the JNL/Janus Global Equities Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and the JNL/Putnam International Equity Fund pay an Administrative Fee of .15%. The JNL/S&P Funds pay an Administrative Fee of .05%. The Administrative Fees are paid to Jackson National Asset Management, LLC. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as a part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

*** The Janus/JNL Global Equities Fund (the "Fund") was closed to new Contract holders on September 1, 2000. The Fund is still available to Contract holders who purchased their Contracts prior to September 1, 2000, even if the Contract holder does not have a current allocation in the Fund. The Fund is also available to both new and existing Contract holders as an Underlying Fund of the JNL/S&P Conservative Growth Fund, the JNL/S&P Moderate Growth Fund, and the JNL/S&P Aggressive Growth Fund.

**** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Fund) could range from 0.80% to 1.46% (this range reflects an investment in the Fund with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Fund would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Funds will be based on the actual mix of underlying Fund in which it invests. The actual expenses may be greater or less than those shown.

     JNL/S&P Conservative Growth Fund ................................... 1.058%
     JNL/S&P Moderate Growth Fund ....................................... 1.141%
     JNL/S&P Aggressive Growth Fund ..................................... 1.154%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company and Curian Capital LLC. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Curian Capital LLC. Dow Jones has no relationship to the annuity and Curian Capital LLC, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with JNL/Curian The Dow 10 Fund. Please see Appendix A for additional information. The JNL/Curian The DowSM Target 5 Fund and the JNL/Curian The DowSM Target 10 Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

On pages 6 and 7, the section entitled "EXAMPLES" should be deleted in its entirety and replaced with the following:

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost of the standard death benefit. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$302            $924              $1,572           $3,308

If you surrender your Contract at the end of each time period

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$1,152          $1,624            $2,072           $3,308

The following examples include minimum Fund fees and expenses (standard death benefit). Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$216            $667              $1,144           $2,462

If you surrender your Contract at the end of each time period:

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$1,066          $1,367            $1,644           $2,462

The following examples include maximum Fund fees and expenses and includes the cost of the enhanced death benefit. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$317            $969              $1,645           $3,448

If you surrender your Contract at the end of each time period or if you begin receiving income payments from your Contract after the first year:

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$1,167          $1,669            $2,145           $3,448

The following examples include minimum Fund fees and expenses and includes the cost of the enhanced death benefit. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$231            $712              $1,220           $2,615

If you surrender your Contract at the end of each time period:

1 YEAR          3 YEARS           5 YEARS          10 YEARS
$1,081          $1,412            $1,720           $2,615

On page 15, the following should be inserted as the third paragraph under the section entitled "THE COMPANY":

Jackson National is working to provide statements/correspondence/information electronically. When this program is available, Jackson National will, if possible, forward statements/correspondence/ information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact us at our Service Center.

On page 16, the list of Funds under "JNL SERIES TRUST" and "JNL VARIABLE FUND V LLC" should be replaced with the following:

JNL SERIES TRUST

        JNL/Alliance Capital Growth Fund
        JNL/Curian Enhanced S&P 500 Stock Index Fund
        JNL/JPMorgan International Value Fund
        JNL/Janus Aggressive Growth Fund
        JNL/Janus Growth & Income Fund
        JNL/Lazard Mid Cap Value Fund
        JNL/Lazard Small Cap Value Fund
        JNL/Oppenheimer Global Growth Fund
        JNL/Oppenheimer Growth Fund
        JNL/PIMCO Total Return Bond Fund
        JNL/PPM America Money Market Fund
        JNL/Putnam International Equity Fund
        JNL/Putnam Midcap Growth Fund
        JNL/S&P Conservative Growth Fund
        JNL/S&P Moderate Growth Fund
        JNL/S&P Aggressive Growth Fund
        JNL/Salomon Brothers Balanced Fund
        JNL/Salomon Brothers Global Bond Fund
        JNL/Salomon Brothers High Yield Bond Fund
        JNL/T. Rowe Price Mid-Cap Growth Fund

JNL VARIABLE FUND V LLC

       JNL/Curian The DowSM 10 Fund

JNL VARIABLE FUND LLC

       JNL/Curian Communications Sector Fund
       JNL/Curian Consumer Brands Fund
       JNL/Curian Energy Sector Fund
       JNL/Curian Financial Sector Fund
       JNL/Curian Pharmaceutical/Healthcare Sector Fund
       JNL/Curian Technology Sector Fund
On page 16, the second row of the Sub-Adviser and Fund chart should be deleted in its entirety.

On page 17, the last row of the Sub-Adviser and Fund chart should be replaced with the following:

----------------------------- --------------------------------------------------
Curian Capital, LLC           JNL/Curian Enhanced S&P 500 Stock Index Fund
                              JNL/Curian The Dow SM 10 Fund
                              JNL/Curian Communications Sector Fund
                              JNL/Curian Consumer Brands Fund
                              JNL/Curian Energy Sector Fund
                              JNL/Curian Financial Sector Fund
                              JNL/Curian Pharmaceutical/Healthcare Sector Fund
                              JNL/Curian Technology Sector Fund
----------------------------- --------------------------------------------------

On page 19, the second bullet of the second set of bullets under "WITHDRAWAL CHARGE" should be deleted in its entirety and replaced with the following:

     o during each contract year 10% of the value of your Contract less any previous withdrawals during that Contract year ("Free Withdrawal") (NOTE: This withdrawal option is available only once each Contract year).

On page 19, the fifth paragraph should be deleted in its entirety and replaced with the following:

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the withdrawal charge will not be waived on any portion of the withdrawal). Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal Charge. These provisions are not available in all states.

On page 20, the first paragraph under "DISTRIBUTION OF CONTRACTS" should be deleted in its entirety and replaced with the following:

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

On page 23, the following sentence should be added to the last paragraph under the section entitled "OUR PROCEDURES":

Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and We will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

On page 25, the second paragraph under "DEATH BENEFIT" should be deleted and replaced in its entirety with the following:

You cannot change your election after we have issued your Contract. The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The death benefit paid will be the basic death benefit unless you have selected the optional enhanced death benefit. If you have the optional enhanced death benefit, the difference between the account value and the optional enhanced death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received.

On page 28, the paragraph entitled "TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS" should be deleted and replaced in its entirety with the following:

The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

On page 29, the paragraph entitled "OWNER CONTROL" should be deleted and replaced in its entirety with the following:

In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 28 Investment Divisions and 2 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

On page 31, the paragraph entitled "LEGAL PROCEEDINGS" should be deleted and replaced in its entirety with the following:

Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

Page A-1 should be deleted in its entirety and replaced with the following:

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Curian The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Curian The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Curian The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Curian The DowSM 10 Fund.

o Consider the needs of the JNL/Curian The DowSM 10 Fund, or the owners of the JNL/Curian The Dow 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE
JNL/CURIAN THE DOWSM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/CURIAN THE DOWSM 10 FUND, THE OWNERS OF THE JNL/CURIAN THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN CURIAN CAPITAL LLC (SUB-ADVISER TO THE JNL VARIABLE FUND LLC AND JNL VARIABLE FUND V LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/CURIAN THE DOWSM 10 FUND, OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------


(To be used with VC3723 Rev. 05/03)


                                                                    V5767 12/03

                       STATEMENT OF ADDITIONAL INFORMATION



                                DECEMBER 15, 2003




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
                ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT V
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2003. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                     PAGE

General Information and History.........................................2
Services................................................................2
Purchase of Securities Being Offered....................................3
Underwriters............................................................3
Calculation of Performance..............................................3
Additional Tax Information..............................................9
Net Investment Factor .................................................20
Financial Statements ..................................................21

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account V (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.


Curian Capital, LLC (Curian) is a wholly-owned subsidiary of Jackson National which is in turn wholly-owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.

The JNL/Curian Enhanced S&P 500 Stock Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601 serves as independent accountants for the Separate Account.

Jorden Burt LLP provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS


The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.


The aggregate amount of underwriting commissions paid to broker/dealers were:
$9,392,871 in 2000, $3,972,679 in 2001, and $1,050,570 in 2002. JNLD did not
retain any portion of the commissions.

CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an Investment Division (except the JNL/PPM America Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.


The standardized average annual total returns for each investment portfolio (except the JNL/PPM America Money Market Division) for the period ended December 31, 2002, are as follows (more recent returns may be more or less than the stated returns due to market volatility):



                                                                                                                DATE OF INITIAL
                                                                                                                 INVESTMENT IN
                                                                                                                 CORRESPONDING
                                                                                                                  DIVISION TO
                                                                             STANDARDIZED                        DECEMBER 31,
                                                                            INCEPTION DATE       ONE YEAR             2002

JNL/Alliance Capital Growth Division                                           11/23/99          -40.85%            -23.84%
JNL/Curian Enhanced S&P 500 Stock Index Division                               11/23/99          -34.83%            -19.30%
JNL/JPMorgan International Value Division                                      11/23/99          -36.31%            -22.67%
JNL/Janus Aggressive Growth Division                                           11/23/99          -39.59%            -27.14%
JNL/Janus Global Equities Division                                             11/23/99          -36.89%            -22.48%
JNL/Janus Growth & Income Division                                             11/23/99          -31.68%            -18.03%
JNL/Lazard Mid Cap Value Division                                              11/23/99          -24.15%             3.73%
JNL/Lazard Small Cap Value Division                                            11/23/99          -27.22%             1.60%
JNL/Oppenheimer Global Growth Division                                          5/1/01           -32.15%            -24.88%
JNL/Oppenheimer Growth Division                                                 5/1/01           -35.02%            -26.01%
JNL/PIMCO Total Return Bond Division                                           11/23/99           -1.75%             5.84%
JNL/Putnam International Equity Division                                       11/23/99          -30.46%            -18.93%
JNL/Putnam Midcap Growth Division                                               5/1/00           -39.02%            -27.81%
JNL/Salomon Brothers Balanced Division                                         11/23/99          -17.43%            -4.35%
JNL/Salomon Brothers Global Bond Division                                      11/23/99           -1.95%             3.85%
JNL/Salomon Brothers High Yield Bond Division                                  11/23/99           -4.58%            -1.27%
JNL/T. Rowe Price Mid-Cap Growth Division                                      11/23/99          -31.84%            -6.85%
JNL/S&P Conservative Growth Division                                            1/26/00          -22.46%            -12.66%
JNL/S&P Moderate Growth Division                                                1/13/00          -27.81%            -16.76%
JNL/S&P Aggressive Growth Division                                              1/6/00           -33.50%            -20.29%
JNL/Curian The DowSM 10 Division                                                1/3/00           -20.11%            -6.68%
JNL/Curian Communications Sector Fund                                             N/A              N/A                N/A
JNL/Curian Consumer Brands Sector Fund                                            N/A              N/A                N/A
JNL/Curian Energy Sector Fund                                                     N/A              N/A                N/A
JNL/Curian Financial Sector Fund                                                  N/A              N/A                N/A
JNL/Curian Pharmaceutical/Healthcare Sector Fund                                  N/A              N/A                N/A
JNL/Curian Technology Sector Fund                                                 N/A              N/A                N/A


Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the Contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.


The non-standardized total returns that each Investment Division (except the JNL/PPM America Money Market Division) would have achieved if it had been invested in the corresponding Fund for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge or the withdrawal charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):



                                                                                                           DATE OF
                                                                                                           INITIAL
                                                                                                         OFFERING OF
                                                                         ONE YEAR        FIVE YEAR      CORRESPONDING
                                                                       PERIOD ENDED    PERIOD ENDED        FUND TO
                                                                       DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                           2002            2002             2002*

JNL/Alliance Capital Growth Division(1)                                   -32.06%              N/A          -20.38%
JNL/Curian Enhanced S&P 500 Stock Index Division(1)                       -26.06%              N/A          -16.20%
JNL/JPMorgan International Value Division(1)                              -27.68%              N/A          -19.39%
JNL/Janus Aggressive Growth Division(1)                                   -30.80%              N/A          -23.39%
JNL/Janus Global Equities Division(1)                                     -28.20%              N/A          -19.18%
JNL/Janus Growth & Income Division(1)                                     -22.90%              N/A          -15.02%
JNL/Lazard Mid Cap Value Division(1)                                      -15.36%              N/A            5.70%
JNL/Lazard Small Cap Value Division(1)                                    -18.45%              N/A            3.64%
JNL/Oppenheimer Global Growth Division(3)                                 -23.49%              N/A          -19.11%
JNL/Oppenheimer Growth Division(3)                                        -26.40%              N/A          -20.22%
JNL/PIMCO Total Return Bond Division(1)                                     7.23%              N/A            7.79%
JNL/Putnam International Equity Division(1)                               -21.76%              N/A          -15.90%
JNL/Putnam Midcap Growth Division(2)                                      -30.37%              N/A          -23.44%
JNL/Salomon Brothers Balanced Division(1)                                  -8.66%              N/A           -2.10%
JNL/Salomon Brothers Global Bond Division(1)                                6.76%              N/A            5.79%
JNL/Salomon Brothers High Yield Bond Division(1)                            4.18%              N/A            0.86%
JNL/T. Rowe Price Mid-Cap Growth Division(1)                              -23.09%              N/A           -4.48%
JNL/S&P Conservative Growth Division(4)                                   -13.47%              N/A           -9.40%
JNL/S&P Moderate Growth Division(5)                                       -18.60%              N/A          -13.15%
JNL/S&P Aggressive Growth Division(6)                                     -24.63%              N/A          -16.56%
JNL/Curian The DowSM Target 10 Division(7)                                -11.32%              N/A           -3.89%
JNL/Curian Communications Sector Fund(8)                                     N/A               N/A             N/A
JNL/Curian Consumer Brands Sector Fund(8)                                    N/A               N/A             N/A
JNL/Curian Energy Sector Fund(8)                                             N/A               N/A             N/A
JNL/Curian Financial Sector Fund(8)                                          N/A               N/A             N/A
JNL/Curian Pharmaceutical/Healthcare Sector Fund(8)                          N/A               N/A             N/A
JNL/Curian Technology Sector Fund(8)                                         N/A               N/A             N/A

1    Corresponding Fund commenced operations on November 23, 1999.
2    Corresponding Fund commenced operations on May 1, 2000.
3    Corresponding Fund commenced operations on May 1, 2001.
4    Corresponding Fund commenced operations on January 26, 2000.
5    Corresponding Fund commenced operations on January 13, 2000.
6    Corresponding Fund commenced operations on January 6, 2000.
7    Corresponding Fund commenced operations on January 3, 2000.
8    Corresponding Fund commenced operations on December 15, 2003.


The non-standardized total returns listed above would be lower if the withdrawal charge had been deducted.


Prior to May 1, 2000, the JNL/Putnam International Equity Division was the JNL/T. Rowe Price International Equity Investment Division and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the corresponding Fund was sub-advised by Goldman Sachs Asset Management.

Prior to December 15, 2003, the JNL/Curian The DowSM 10 Division was the First Trust/JNL The DowSM Target 10 Division and the corresponding Fund was sub-advised by First Trust Advisors L.P.


Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                    [OBJECT OMITTED]

Where:

 a  =  net  investment  income  earned  during  the period by the Fund attributable  to shares owned by the Investment Division.
 b  =  expenses for the Investment Division accrued for the period (net of reimbursements).
 c  =  the average daily number of accumulation units outstanding during the period.
 d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

The yield for the 30-day period ended December 31, 2002, for each of the referenced Investment Divisions is as follows:

                                                        Standard Death   Optional Enhanced
                                                           Benefit         Death Benefit
                                                            OPTION             OPTION

JNL/PIMCO Total Return Bond Division                        1.51%              1.37%
JNL/Salomon Brothers Balanced Division                      0.20%              0.05%
JNL/Salomon Brothers Global Bond Division                   4.38%              4.22%
JNL/Salomon Brothers High Yield Bond Division               8.01%              7.86%


Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.


Any current yield quotations of the JNL/PPM America Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/PPM America Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/PPM America Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The JNL/PPM America Money Market Division's yield and effective yield for the seven-day period ended December 31, 2002, were -0.79% and -0.79%, respectively, under the Standard Death Benefit Option and -0.94% and -0.93%, respectively, under the Optional Enhanced Death Benefit Option.

The JNL/PPM America Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/PPM America Money Market Division nor that Division's investment in the JNL/PPM America Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.


GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.



At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 49 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.


MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,
               o    severs employment,
               o    dies, or
               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any business day is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund share held in the Investment Division determined as of the end of the business day, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs on the business day, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b) is the net asset value of the Fund share held in the Investment Division determined as of the end of the preceding business day; and

     (c) is the Contract insurance charges, optional enhanced death benefit charge and any other charge or fee as applicable.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                       Jackson National Separate Account V




                       [GRAPHIC OMITTED][GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2002

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                               Alliance      First Trust/JNL     Janus/JNL         Janus/JNL         Janus/JNL
                                             Capital/JNL     The Dow Target      Aggressive         Global        Growth & Income
                                           Growth Portfolio   10 Portfolio     Growth Portfolio Equities Portfolio   Portfolio
                                           ----------------- ----------------  ---------------  ----------------  ----------------
ASSETS
Investments, at value (a)                       $ 8,222,675      $ 5,069,977      $ 9,173,485       $ 5,572,614       $ 7,934,182
Receivables:
   Investment securities sold                       143,289            3,321           27,518            23,418             3,199
   Sub-account units sold                                 -                -              520               520                 2
                                           ----------------- ----------------  ---------------  ----------------  ----------------
TOTAL ASSETS                                      8,365,964        5,073,298        9,201,523         5,596,552         7,937,383
                                           ----------------- ----------------  ---------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                -              520               520                 2
   Sub-account units redeemed                       142,934            3,104           27,130            23,183             2,863
   Insurance fees due to Jackson National Life          355              217              388               235               336
                                           ----------------- ----------------  ---------------  ----------------  ----------------
TOTAL LIABILITIES                                   143,289            3,321           28,038            23,938             3,201
                                           ----------------- ----------------  ---------------  ----------------  ----------------
NET ASSETS                                      $ 8,222,675      $ 5,069,977      $ 9,173,485       $ 5,572,614       $ 7,934,182
                                           ================= ================  ===============  ================  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                             $ 5,560,620      $ 2,925,646      $ 6,656,697       $ 4,396,526       $ 5,595,467
   Enhanced Death Benefit                         2,662,055        2,144,331        2,516,788         1,176,088         2,338,715
                                           ----------------- ----------------  ---------------  ----------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                    $ 8,222,675      $ 5,069,977      $ 9,173,485       $ 5,572,614       $ 7,934,182
                                           ================= ================  ===============  ================  ================

UNITS OUTSTANDING
   Standard Benefit                               1,121,368          329,378        1,674,518           940,232           938,838
   Enhanced Death Benefit                           568,335          250,091          691,527           270,495           394,587

UNIT VALUES
   Standard Benefit                                  $ 4.96           $ 8.88           $ 3.98            $ 4.68            $ 5.96
   Enhanced Death Benefit                              4.68             8.57             3.64              4.35              5.93

------------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                            1,030,410          545,746          704,028           396,345         1,394,408
     Investments at cost                       $ 13,680,085      $ 5,534,803     $ 17,682,689      $ 11,950,052      $ 10,772,622





                                               JPMorgan/
                                             JNL Enhanced       JPMorgan/JNL       Lazard/JNL        Lazard/JNL      Oppenheimer/JNL
                                             S&P 500 Stock     International        Mid Cap           Small Cap       Global Growth
                                            Index Portfolio   Value Portfolio   Value Portfolio    Value Portfolio      Portfolio
                                           ------------------ ----------------- ----------------- ------------------ ---------------
ASSETS
Investments, at value (a)                       $ 11,225,862         $ 992,290       $ 6,101,964        $ 6,291,044     $ 1,586,883
Receivables:
   Investment securities sold                          6,299                42            37,222             65,663              71
   Sub-account units sold                             16,754                 -                 -                  -             790
                                           ------------------ ----------------- ----------------- ------------------ ---------------
TOTAL ASSETS                                      11,248,915           992,332         6,139,186          6,356,707       1,587,744
                                           ------------------ ----------------- ----------------- ------------------ ---------------

LIABILITIES
Payables:
   Investment securities purchased                    16,754                 -                 -                  -             790
   Sub-account units redeemed                          5,829                 -            36,961             65,393               3
   Insurance fees due to Jackson National Life           470                42               261                270              68
                                           ------------------ ----------------- ----------------- ------------------ ---------------
TOTAL LIABILITIES                                     23,053                42            37,222             65,663             861
                                           ------------------ ----------------- ----------------- ------------------ ---------------
NET ASSETS                                      $ 11,225,862         $ 992,290       $ 6,101,964        $ 6,291,044     $ 1,586,883
                                           ================== ================= ================= ================== ===============

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 8,938,351         $ 714,666       $ 3,927,193        $ 4,218,189       $ 909,692
   Enhanced Death Benefit                          2,287,511           277,624         2,174,771          2,072,855         677,191
                                           ------------------ ----------------- ----------------- ------------------ ---------------
TOTAL CONTRACT OWNERS EQUITY                    $ 11,225,862         $ 992,290       $ 6,101,964        $ 6,291,044     $ 1,586,883
                                           ================== ================= ================= ================== ===============

UNITS OUTSTANDING
   Standard Benefit                                1,563,879           145,184           327,448            390,177         126,675
   Enhanced Death Benefit                            403,855            57,598           182,135            192,587          96,900

UNIT VALUES
   Standard Benefit                                   $ 5.72            $ 4.92           $ 11.99            $ 10.81          $ 7.18
   Enhanced Death Benefit                               5.66              4.82             11.94              10.76            6.99

------------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                             1,822,380           178,469           596,477            669,260         220,400
     Investments at cost                        $ 13,779,460       $ 1,337,874       $ 6,990,519        $ 7,110,281     $ 1,774,741

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                                                PIMCO/JNL       PPM America/        Putnam/JNL         Putnam/JNL
                                            Oppenheimer/JNL    Total Return       JNL Money       International          Midcap
                                            Growth Portfolio  Bond Portfolio   Market Portfolio  Equity Portfolio   Growth Portfolio
                                           ----------------- --------------- ----------------  -----------------  -----------------
ASSETS
Investments, at value (a)                         $ 442,828    $ 15,138,532      $ 5,993,247        $ 3,391,308        $ 2,470,590
Receivables:
   Investment securities sold                            21          92,091           13,780              1,066                106
   Sub-account units sold                               526         114,867                -                  -                  1
                                           ----------------- --------------- ----------------  -----------------  -----------------
TOTAL ASSETS                                        443,375      15,345,490        6,007,027          3,392,374          2,470,697
                                           ----------------- --------------- ----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                      526         114,867                -                  -                  1
   Sub-account units redeemed                             3          91,452           13,526                922                  2
   Insurance fees due to Jackson National Life           18             639              254                144                104
                                           ----------------- --------------- ----------------  -----------------  -----------------
TOTAL LIABILITIES                                       547         206,958           13,780              1,066                107
                                           ----------------- --------------- ----------------  -----------------  -----------------
NET ASSETS                                        $ 442,828    $ 15,138,532      $ 5,993,247        $ 3,391,308        $ 2,470,590
                                           ================= =============== ================  =================  =================

CONTRACT OWNERS EQUITY
   Standard Benefit                               $ 370,624    $ 10,892,580      $ 4,238,486        $ 2,355,330        $ 1,941,351
   Enhanced Death Benefit                            72,204       4,245,952        1,754,761          1,035,978            529,239
                                           ----------------- --------------- ----------------  -----------------  -----------------
TOTAL CONTRACT OWNERS EQUITY                      $ 442,828    $ 15,138,532      $ 5,993,247        $ 3,391,308        $ 2,470,590
                                           ================= =============== ================  =================  =================

UNITS OUTSTANDING
   Standard Benefit                                  53,242         848,395          400,786            424,313            383,840
   Enhanced Death Benefit                             9,818         334,558          167,314            196,610            106,086

UNIT VALUES
   Standard Benefit                                  $ 6.96         $ 12.84          $ 10.58             $ 5.55             $ 5.06
   Enhanced Death Benefit                              7.35           12.69            10.49               5.27               4.99

-----------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                               62,991       1,305,046        5,993,247            446,813            483,481
     Investments at cost                          $ 550,302    $ 14,111,613      $ 5,985,033        $ 4,021,387        $ 3,445,121



                                                                                                       Salomon          Salomon
                                                S&P/JNL             S&P/JNL           S&P/JNL         Brothers/        Brothers/
                                              Aggressive         Conservative        Moderate       JNL Balanced      JNL Global
                                           Growth Portfolio    Growth Portfolio   Growth Portfolio    Portfolio     Bond Portfolio
                                           ------------------  ------------------ ----------------  --------------  ----------------
ASSETS
Investments, at value (a)                       $ 11,726,963        $ 14,162,944     $ 25,510,973     $ 4,860,408       $ 2,448,148
Receivables:
   Investment securities sold                            543              26,254           55,340             216               106
   Sub-account units sold                                  -               1,053          151,547          26,185            42,411
                                           ------------------  ------------------ ----------------  --------------  ----------------
TOTAL ASSETS                                      11,727,506          14,190,251       25,717,860       4,886,809         2,490,665
                                           ------------------  ------------------ ----------------  --------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                         -               1,053          151,547          26,185            42,411
   Sub-account units redeemed                             46              25,650           54,262              10                 4
   Insurance fees due to Jackson National Life           497                 604            1,078             206               102
                                           ------------------  ------------------ ----------------  --------------  ----------------
TOTAL LIABILITIES                                        543              27,307          206,887          26,401            42,517
                                           ------------------  ------------------ ----------------  --------------  ----------------
NET ASSETS                                      $ 11,726,963        $ 14,162,944     $ 25,510,973     $ 4,860,408       $ 2,448,148
                                           ==================  ================== ================  ==============  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 8,122,075         $ 9,166,789     $ 17,421,606     $ 3,035,794       $ 1,642,461
   Enhanced Death Benefit                          3,604,888           4,996,155        8,089,367       1,824,614           805,687
                                           ------------------  ------------------ ----------------  --------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                    $ 11,726,963        $ 14,162,944     $ 25,510,973     $ 4,860,408       $ 2,448,148
                                           ==================  ================== ================  ==============  ================

UNITS OUTSTANDING
   Standard Benefit                                1,393,373           1,223,783        2,645,201         319,505           137,549
   Enhanced Death Benefit                            666,754             676,688        1,259,602         190,820            68,489

UNIT VALUES
   Standard Benefit                                   $ 5.83              $ 7.49           $ 6.59          $ 9.50           $ 11.94
   Enhanced Death Benefit                               5.41                7.38             6.42            9.56             11.76

------------------------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                             2,068,247           1,893,442        3,900,760         508,943           230,306
     Investments at cost                        $ 19,512,978        $ 17,340,480     $ 34,597,033     $ 5,186,349       $ 2,443,597


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                Salomon
                                               Brothers/       T. Rowe Price/
                                            JNL High Yield       JNL Mid-Cap
                                            Bond Portfolio    Growth Portfolio
                                           ------------------ ------------------
ASSETS
Investments, at value (a)                        $ 3,788,986        $ 7,760,717
Receivables:
   Investment securities sold                            777              2,841
   Sub-account units sold                                  1                  -
                                           ------------------ ------------------
TOTAL ASSETS                                       3,789,764          7,763,558
                                           ------------------ ------------------

LIABILITIES
Payables:
   Investment securities purchased                         1                  -
   Sub-account units redeemed                            616              2,514
   Insurance fees due to Jackson National Life           161                327
                                           ------------------ ------------------
TOTAL LIABILITIES                                        778              2,841
                                           ------------------ ------------------
NET ASSETS                                       $ 3,788,986        $ 7,760,717
                                           ================== ==================

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 2,403,475        $ 5,865,078
   Enhanced Death Benefit                          1,385,511          1,895,639
                                           ------------------ ------------------
TOTAL CONTRACT OWNERS EQUITY                     $ 3,788,986        $ 7,760,717
                                           ================== ==================

UNITS OUTSTANDING
   Standard Benefit                                  235,868            759,504
   Enhanced Death Benefit                            134,914            244,846

UNIT VALUES
   Standard Benefit                                  $ 10.19             $ 7.72
   Enhanced Death Benefit                              10.27               7.74

--------------------------------------------------------------------------------

(a)  Investment shares                               542,835            429,957
     Investments at cost                         $ 4,111,508        $ 9,012,912

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                             Alliance      First Trust/JNL      Janus/JNL         Janus/JNL         Janus/JNL
                                           Capital/JNL     The Dow Target      Aggressive          Global        Growth & Income
                                         Growth Portfolio   10 Portfolio     Growth Portfolio  Equities Portfolio   Portfolio
                                         ----------------- ----------------  ----------------  ----------------  -----------------
INVESTMENT INCOME
   Dividends                                          $ -              $ -               $ -          $ 54,025              $ 275
                                         ----------------- ----------------  ----------------  ----------------  -----------------

EXPENSES
   Standard Benefit                               114,549           45,870           141,428            95,556             99,070
   Enhanced Death Benefit                          57,060           32,281            53,277            27,269             44,458
                                         ----------------- ----------------  ----------------  ----------------  -----------------
TOTAL EXPENSES                                    171,609           78,151           194,705           122,825            143,528
                                         ----------------- ----------------  ----------------  ----------------  -----------------
NET INVESTMENT INCOME (LOSS)                     (171,609)         (78,151)         (194,705)          (68,800)          (143,253)
                                         ----------------- ----------------  ----------------  ----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -                -                 -                 -                  -
   Investments                                 (2,747,879)        (127,011)       (5,751,930)       (2,939,604)        (1,052,887)
Net change in unrealized appreciation
   (depreciation) on investments               (1,650,733)        (511,007)          757,709           296,793         (1,301,696)
                                         ----------------- ----------------  ----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED LOSS               (4,398,612)        (638,018)       (4,994,221)       (2,642,811)        (2,354,583)
                                         ----------------- ----------------  ----------------  ----------------  -----------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           $ (4,570,221)      $ (716,169)     $ (5,188,926)     $ (2,711,611)      $ (2,497,836)
                                         ================= ================  ================  ================  =================


                                              JPMorgan/
                                            JNL Enhanced       JPMorgan/JNL       Lazard/JNL        Lazard/JNL     Oppenheimer/JNL
                                            S&P 500 Stock      International        Mid Cap         Small Cap       Global Growth
                                           Index Portfolio    Value Portfolio   Value Portfolio   Value Portfolio     Portfolio
                                         -------------------- ----------------  ----------------  ---------------  -----------------
INVESTMENT INCOME
   Dividends                                         $ 4,036         $ 22,362          $ 19,306             $ 31                $ -
                                         -------------------- ----------------  ----------------  ---------------  -----------------

EXPENSES
   Standard Benefit                                  111,289           15,113            69,748           76,177             14,445
   Enhanced Death Benefit                             45,783            5,635            38,429           39,259             10,581
                                         -------------------- ----------------  ----------------  ----------------------------------
TOTAL EXPENSES                                       157,072           20,748           108,177          115,436             25,026
                                         -------------------- ----------------  ----------------  ----------------------------------
NET INVESTMENT INCOME (LOSS)                        (153,036)           1,614           (88,871)        (115,405)           (25,026)
                                         -------------------- ----------------  ----------------  ---------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                -            13,138           24,755                  -
   Investments                                    (1,580,523)        (515,100)         (354,920)         (87,284)          (160,355)
Net change in unrealized appreciation
   (depreciation) on investments                  (1,265,241)         116,944          (965,033)      (1,468,049)          (240,128)
                                         -------------------- ----------------  ----------------  ---------------  -----------------
NET REALIZED AND UNREALIZED LOSS                  (2,845,764)        (398,156)       (1,306,815)      (1,530,578)          (400,483)
                                         -------------------- ----------------  ----------------  ---------------  -----------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                              $ (2,998,800)      $ (396,542)     $ (1,395,686)    $ (1,645,983)        $ (425,509)
                                         ==================== ================  ================  ===============  =================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                PIMCO/JNL       PPM America/       Putnam/JNL        Putnam/JNL
                                          Oppenheimer/JNL      Total Return       JNL Money       International        Midcap
                                          Growth Portfolio    Bond Portfolio   Market Portfolio  Equity Portfolio  Growth Portfolio
                                         -------------------  ---------------  ----------------  ----------------  ----------------
INVESTMENT INCOME
   Dividends                                            $ -          $ 2,578         $ 102,877          $ 35,937               $ -
                                         -------------------  ---------------  ----------------  ----------------  ----------------

EXPENSES
   Standard Benefit                                   5,943          130,597            98,276            42,713            32,990
   Enhanced Death Benefit                             2,151           64,047            49,123            21,587            11,644
                                         -------------------  ---------------  ----------------  ----------------  ----------------
TOTAL EXPENSES                                        8,094          194,644           147,399            64,300            44,634
                                         -------------------  ---------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                         (8,094)        (192,066)          (44,522)          (28,363)          (44,634)
                                         -------------------  ---------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -            1,162                 -                 -                 -
   Investments                                      (42,251)         185,063            33,752        (1,028,775)         (845,866)
Net change in unrealized appreciation
   (depreciation) on investments                   (118,364)         897,181           (33,752)          156,770          (285,035)
                                         -------------------  ---------------  ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED LOSS                   (160,615)       1,083,406                 -          (872,005)       (1,130,901)
                                         -------------------  ---------------  ----------------  ----------------  ----------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                               $ (168,709)       $ 891,340         $ (44,522)       $ (900,368)     $ (1,175,535)
                                         ===================  ===============  ================  ================  ================




                                                                                                    Salomon          Salomon
                                              S&P/JNL            S&P/JNL          S&P/JNL          Brothers/        Brothers/
                                            Aggressive        Conservative        Moderate       JNL Balanced       JNL Global
                                         Growth Portfolio    Growth Portfolio  Growth Portfolio    Portfolio      Bond Portfolio
                                         ------------------  ----------------  ---------------  ---------------- -----------------
INVESTMENT INCOME
   Dividends                                      $ 76,914         $ 220,549        $ 364,450               $ -         $ 139,080
                                         ------------------  ----------------  ---------------  ---------------- -----------------

EXPENSES
   Standard Benefit                                153,906           145,138          306,807            52,306            20,343
   Enhanced Death Benefit                           72,665            90,505          162,772            30,593             8,914
                                         ------------------  ----------------  ---------------  ---------------- -----------------
TOTAL EXPENSES                                     226,571           235,643          469,579            82,899            29,257
                                         ------------------  ----------------  ---------------  ---------------- -----------------
NET INVESTMENT INCOME (LOSS)                      (149,657)          (15,094)        (105,129)          (82,899)          109,823
                                         ------------------  ----------------  ---------------  ---------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -                 -                -                 -                 -
   Investments                                  (1,896,015)         (507,424)      (2,592,583)         (101,088)           10,098
Net change in unrealized appreciation
   (depreciation) on investments                (2,305,160)       (1,725,669)      (4,025,312)         (318,398)           16,354
                                         ------------------  ----------------  ---------------  ---------------- -----------------
NET REALIZED AND UNREALIZED LOSS                (4,201,175)       (2,233,093)      (6,617,895)         (419,486)           26,452
                                         ------------------  ----------------  ---------------  ---------------- -----------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            $ (4,350,832)     $ (2,248,187)    $ (6,723,024)       $ (502,385)        $ 136,275
                                         ==================  ================  ===============  ================ =================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                              Salomon
                                             Brothers/        T. Rowe Price/
                                           JNL High Yield       JNL Mid-Cap
                                           Bond Portfolio    Growth Portfolio
                                         ------------------- -------------------
INVESTMENT INCOME
   Dividends                                      $ 418,844                 $ -
                                         ------------------- -------------------

EXPENSES
   Standard Benefit                                  36,983             101,769
   Enhanced Death Benefit                            23,181              36,362
                                         ------------------- -------------------
TOTAL EXPENSES                                       60,164             138,131
                                         ------------------- -------------------
NET INVESTMENT INCOME (LOSS)                        358,680            (138,131)
                                         ------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                   -
   Investments                                     (104,493)           (857,431)
Net change in unrealized appreciation
   (depreciation) on investments                    (84,200)         (1,437,907)
                                         ------------------- -------------------
NET REALIZED AND UNREALIZED LOSS                   (188,693)         (2,295,338)
                                         ------------------- -------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                $ 169,987        $ (2,433,469)
                                         =================== ===================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                Alliance       First Trust/JNL       Janus/JNL         Janus/JNL       Janus/JNL
                                               Capital/JNL      The Dow Target      Aggressive      Global Equities  Growth & Income
                                            Growth Portfolio     10 Portfolio    Growth Portfolio       Portfolio       Portfolio
                                            ------------------ ----------------- ------------------ ----------------  --------------
OPERATIONS
   Net investment income (loss)                    $ (171,609)        $ (78,151)        $ (194,705)       $ (68,800)     $ (143,253)
   Net realized loss on investments                (2,747,879)         (127,011)        (5,751,930)      (2,939,604)     (1,052,887)
   Net change in unrealized appreciation
      (depreciation) on investments                (1,650,733)         (511,007)           757,709          296,793      (1,301,696)
                                            ------------------ ----------------- ------------------ ----------------  --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                 (4,570,221)         (716,169)        (5,188,926)      (2,711,611)     (2,497,836)
                                            ------------------ ----------------- ------------------ ----------------  --------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    601,838           498,906            340,654          105,643         495,139
   Value of units redeemed                           (575,623)         (262,522)          (621,087)        (415,443)       (592,723)
   Transfers between portfolios                    (1,988,514)          928,740         (2,541,743)      (2,322,081)       (263,422)
   Policyholder charges                               (44,541)          (14,001)           (48,054)         (34,126)        (45,566)
                                            ------------------ ----------------- ------------------ ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (2,006,840)        1,151,123         (2,870,230)      (2,666,007)       (406,572)
                                            ------------------ ----------------- ------------------ ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS              (6,577,061)          434,954         (8,059,156)      (5,377,618)     (2,904,408)

NET ASSETS BEGINNING OF PERIOD                     14,799,736         4,635,023         17,232,641       10,950,232      10,838,590
                                            ------------------ ----------------- ------------------ ----------------  --------------

NET ASSETS END OF PERIOD                          $ 8,222,675       $ 5,069,977        $ 9,173,485      $ 5,572,614     $ 7,934,182
------------------------------------------- ================== ================= ================== ================  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001              2,063,314           468,282          3,065,517        1,706,474       1,403,777

      Units Issued                                    559,294           300,246            862,170          110,087         459,909
      Units Redeemed                                 (932,905)         (189,059)        (1,561,642)        (605,834)       (530,261)
                                            ------------------ ----------------- ------------------ ----------------  --------------

Units Outstanding at December 31, 2002              1,689,703           579,469          2,366,045        1,210,727       1,333,425
                                            ================== ================= ================== ================  ==============



                                               JPMorgan/
                                              JNL Enhanced       JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Oppenheimer/JNL
                                             S&P 500 Stock      International         Mid Cap         Small Cap      Global Growth
                                            Index Portfolio    Value Portfolio    Value Portfolio  Value Portfolio     Portfolio
                                           ------------------- -----------------  ---------------- ---------------- ----------------
OPERATIONS
   Net investment income (loss)                    $ (153,036)          $ 1,614         $ (88,871)      $ (115,405)       $ (25,026)
   Net realized loss on investments                (1,580,523)         (515,100)         (341,782)         (62,529)        (160,355)
   Net change in unrealized appreciation
      (depreciation) on investments                (1,265,241)          116,944          (965,033)      (1,468,049)        (240,128)
                                           ------------------- -----------------  ---------------- ---------------- ----------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                 (2,998,800)         (396,542)       (1,395,686)      (1,645,983)        (425,509)
                                           ------------------- -----------------  ---------------- ---------------- ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    553,985            30,532           340,639          408,575          270,930
   Value of units redeemed                           (488,962)          (60,669)         (444,642)        (421,102)         (40,132)
   Transfers between portfolios                       470,616          (257,198)        1,428,115          766,080          460,644
   Policyholder charges                               (30,612)           (4,455)          (29,351)         (26,805)          (1,042)
                                           ------------------- -----------------  ---------------- ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              505,027          (291,790)        1,294,761          726,748          690,400
                                           ------------------- -----------------  ---------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS              (2,493,773)         (688,332)         (100,925)        (919,235)         264,891

NET ASSETS BEGINNING OF PERIOD                     13,719,635         1,680,622         6,202,889        7,210,279        1,321,992
                                           ------------------- -----------------  ---------------- ---------------- ----------------

NET ASSETS END OF PERIOD                         $ 11,225,862         $ 992,290       $ 6,101,964      $ 6,291,044      $ 1,586,883
------------------------------------------ =================== =================  ================ ================ ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001              1,778,098           248,062           438,189          544,395          142,145

      Units Issued                                  1,277,149           246,881           335,444          310,469          404,043
      Units Redeemed                               (1,087,513)         (292,161)         (264,050)        (272,100)        (322,613)
                                           ------------------- -----------------  ---------------- ---------------- ----------------

Units Outstanding at December 31, 2002              1,967,734           202,782           509,583          582,764          223,575
                                           =================== =================  ================ ================ ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                 PIMCO/JNL        PPM America/       Putnam/JNL         Putnam/JNL
                                            Oppenheimer/JNL    Total Return       JNL Money        International         Midcap
                                           Growth Portfolio   Bond Portfolio   Market Portfolio  Equity Portfolio   Growth Portfolio
                                           ---------------- ----------------- ----------------- ------------------ -----------------
OPERATIONS
   Net investment income (loss)                   $ (8,094)       $ (192,066)        $ (44,522)         $ (28,363)        $ (44,634)
   Net realized loss on investments                (42,251)          186,225            33,752         (1,028,775)         (845,866)
   Net change in unrealized appreciation
      (depreciation) on investments               (118,364)          897,181           (33,752)           156,770          (285,035)
                                           ---------------- ----------------- ----------------- ------------------ -----------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                (168,709)          891,340           (44,522)          (900,368)       (1,175,535)
                                           ---------------- ----------------- ----------------- ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                  65,637         1,077,260         1,588,808            173,193           120,332
   Value of units redeemed                          (9,535)         (851,563)       (1,521,070)          (219,054)         (428,579)
   Transfers between portfolios                     78,733         4,415,767        (6,295,002)          (463,806)         (154,506)
   Policyholder charges                               (543)          (47,402)          (94,817)           (15,075)          (13,245)
                                           ---------------- ----------------- ----------------- ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           134,292         4,594,062        (6,322,081)          (524,742)         (475,998)
                                           ---------------- ----------------- ----------------- ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS              (34,417)        5,485,402        (6,366,603)        (1,425,110)       (1,651,533)

NET ASSETS BEGINNING OF PERIOD                     477,245         9,653,130        12,359,850          4,816,418         4,122,123
                                           ---------------- ----------------- ----------------- ------------------ -----------------

NET ASSETS END OF PERIOD                         $ 442,828      $ 15,138,532       $ 5,993,247        $ 3,391,308       $ 2,470,590
------------------------------------------ ================ ================= ================= ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001              49,522           808,726         1,166,225            690,512           569,183

      Units Issued                                  47,184           736,809           872,016          1,553,352           331,950
      Units Redeemed                               (33,646)         (362,582)       (1,470,141)        (1,622,941)         (411,207)
                                           ---------------- ----------------- ----------------- ------------------ -----------------

Units Outstanding at December 31, 2002              63,060         1,182,953           568,100            620,923           489,926
                                           ================ ================= ================= ================== =================


                                                                                                    Salomon            Salomon
                                               S&P/JNL            S&P/JNL          S&P/JNL         Brothers/          Brothers/
                                              Aggressive       Conservative       Moderate        JNL Balanced        JNL Global
                                           Growth Portfolio   Growth Portfolio Growth Portfolio    Portfolio        Bond Portfolio
                                          ------------------- ---------------- ---------------- -----------------  -----------------
OPERATIONS
   Net investment income (loss)                   $ (149,657)       $ (15,094)      $ (105,129)        $ (82,899)         $ 109,823
   Net realized loss on investments               (1,896,015)        (507,424)      (2,592,583)         (101,088)            10,098
   Net change in unrealized appreciation
      (depreciation) on investments               (2,305,160)      (1,725,669)      (4,025,312)         (318,398)            16,354
                                          ------------------- ---------------- ---------------- -----------------  -----------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                (4,350,832)      (2,248,187)      (6,723,024)         (502,385)           136,275
                                          ------------------- ---------------- ---------------- -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   505,269        1,450,656        2,156,604           421,907            207,563
   Value of units redeemed                          (810,237)        (574,968)      (1,682,755)         (375,509)          (101,457)
   Transfers between portfolios                   (1,943,974)          57,763       (2,439,638)          (52,998)           815,721
   Policyholder charges                              (72,007)         (20,416)        (100,631)          (24,151)            (5,391)
                                          ------------------- ---------------- ---------------- -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          (2,320,949)         913,035       (2,066,420)          (30,751)           916,436
                                          ------------------- ---------------- ---------------- -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS             (6,671,781)      (1,335,152)      (8,789,444)         (533,136)         1,052,711

NET ASSETS BEGINNING OF PERIOD                    18,398,744       15,498,096       34,300,417         5,393,544          1,395,437
                                          ------------------- ---------------- ---------------- -----------------  -----------------

NET ASSETS END OF PERIOD                        $ 11,726,963     $ 14,162,944     $ 25,510,973       $ 4,860,408        $ 2,448,148
----------------------------------------- =================== ================ ================ =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001             2,432,428        1,797,983        4,272,103           517,214            125,169

      Units Issued                                   174,232          428,333          829,292           207,075            140,936
      Units Redeemed                                (546,533)        (325,845)      (1,196,592)         (213,964)           (60,067)
                                          ------------------- ---------------- ---------------- -----------------  -----------------

Units Outstanding at December 31, 2002             2,060,127        1,900,471        3,904,803           510,325            206,038
                                          =================== ================ ================ =================  =================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                Salomon
                                               Brothers/         T. Rowe Price/
                                            JNL High Yield        JNL Mid-Cap
                                            Bond Portfolio      Growth Portfolio
                                          -------------------- -------------------
OPERATIONS
   Net investment income (loss)                     $ 358,680          $ (138,131)
   Net realized loss on investments                  (104,493)           (857,431)
   Net change in unrealized appreciation
      (depreciation) on investments                   (84,200)         (1,437,907)
                                          -------------------- -------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                    169,987          (2,433,469)
                                          -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    330,962             377,109
   Value of units redeemed                           (335,913)           (603,432)
   Transfers between portfolios                      (260,182)           (454,515)
   Policyholder charges                               (20,279)            (44,473)
                                          -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (285,412)           (725,311)
                                          -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                (115,425)         (3,158,780)

NET ASSETS BEGINNING OF PERIOD                      3,904,411          10,919,497
                                          -------------------- -------------------

NET ASSETS END OF PERIOD                          $ 3,788,986         $ 7,760,717
----------------------------------------- ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                397,767           1,086,475

      Units Issued                                    314,458             889,178
      Units Redeemed                                 (341,443)           (971,303)
                                          -------------------- -------------------

Units Outstanding at December 31, 2002                370,782           1,004,350
                                          ==================== ===================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                  Alliance       First Trust/JNL       Janus/JNL       Janus/JNL        Janus/JNL
                                                 Capital/JNL      The Dow Target      Aggressive    Global Equities  Growth & Income
                                              Growth Portfolio     10 Portfolio    Growth Portfolio    Portfolio        Portfolio
                                              ------------------ ----------------- ---------------- ---------------- ---------------
OPERATIONS
   Net investment loss                               $ (225,856)        $ (64,263)      $ (307,337)       $ (13,159)      $ (65,507)
   Net realized gain (loss) on investments           (1,709,105)          136,886       (5,367,873)      (2,116,883)       (387,527)
   Net change in unrealized appreciation
      (depreciation) on investments                    (885,921)         (329,668)      (2,703,163)      (2,114,039)     (1,030,574)
                                              ------------------ ----------------- ---------------- ---------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (2,820,882)         (257,045)      (8,378,373)      (4,244,081)     (1,483,608)
                                              ------------------ ----------------- ---------------- ---------------- ---------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                    2,493,257           989,305        2,616,308          153,097       3,240,747
   Value of units redeemed                             (377,116)         (147,989)        (689,097)        (510,507)       (413,772)
   Transfers between portfolios                        (684,643)          (15,130)        (819,976)      (1,910,222)      1,060,176
   Policyholder charges                                 (16,165)           (4,064)         (41,656)         (31,614)        (12,592)
                                              ------------------ ----------------- ---------------- ---------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              1,415,333           822,122        1,065,579       (2,299,246)      3,874,559
                                              ------------------ ----------------- ---------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                (1,405,549)          565,077       (7,312,794)      (6,543,327)      2,390,951

NET ASSETS BEGINNING OF PERIOD                       16,205,285         4,069,946       24,545,435       17,493,559       8,447,639
                                              ------------------ ----------------- ---------------- ---------------- ---------------

NET ASSETS END OF PERIOD                           $ 14,799,736       $ 4,635,023     $ 17,232,641     $ 10,950,232    $ 10,838,590
--------------------------------------------  ================== ================= ================ ================ ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                1,899,487           391,099        3,000,177        2,053,785         931,693

      Units Issued                                      935,545           354,521        1,676,210          220,725         820,796
      Units Redeemed                                   (771,718)         (277,338)      (1,610,870)        (568,036)       (348,712)
                                              ------------------ ----------------- ---------------- ---------------- ---------------

Units Outstanding at December 31, 2001                2,063,314           468,282        3,065,517        1,706,474       1,403,777
                                              ================== ================= ================ ================ ===============

(a)  Inception date May 1, 2001.


                                               JPMorgan/
                                             JNL Enhanced     JPMorgan/JNL        Lazard/JNL         Lazard/JNL     Oppenheimer/JNL
                                             S&P 500 Stock    International        Mid Cap           Small Cap       Global Growth
                                            Index Portfolio  Value Portfolio   Value Portfolio    Value Portfolio    Portfolio (a)
                                            ---------------- --------------- -----------------  ----------------- -----------------
OPERATIONS
   Net investment loss                           $ (119,724)      $ (18,936)        $ (41,579)         $ (76,262)         $ (5,325)
   Net realized gain (loss) on investments         (667,463)       (177,420)          760,593            593,479            (2,132)
   Net change in unrealized appreciation
      (depreciation) on investments                (460,227)       (254,536)         (204,433)           316,133            52,270
                                            ---------------- --------------- -----------------  ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (1,247,414)       (450,892)          514,581            833,350            44,813
                                            ---------------- --------------- -----------------  ----------------- -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                2,863,781         353,815         1,647,072          1,355,079           424,819
   Value of units redeemed                         (368,384)        (36,369)         (188,403)          (117,286)           (5,284)
   Transfers between portfolios                   2,584,042        (168,690)        1,195,520            650,818           857,648
   Policyholder charges                             (10,499)         (2,062)           (8,440)            (4,753)               (4)
                                            ---------------- --------------- -----------------  ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          5,068,940         146,694         2,645,749          1,883,858         1,277,179
                                            ---------------- --------------- -----------------  ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS             3,821,526        (304,198)        3,160,330          2,717,208         1,321,992

NET ASSETS BEGINNING OF PERIOD                    9,898,109       1,984,820         3,042,559          4,493,071                 -
                                            ---------------- --------------- -----------------  ----------------- -----------------

NET ASSETS END OF PERIOD                       $ 13,719,635     $ 1,680,622       $ 6,202,889        $ 7,210,279       $ 1,321,992
------------------------------------------- ================ =============== =================  ================= =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000            1,114,676         229,861           239,606            391,941                 -

      Units Issued                                1,215,559         131,535           409,401            424,834           146,660
      Units Redeemed                               (552,137)       (113,334)         (210,818)          (272,380)           (4,515)
                                            ---------------- --------------- -----------------  ----------------- -----------------

Units Outstanding at December 31, 2001            1,778,098         248,062           438,189            544,395           142,145
                                            ================ =============== =================  ================= =================

(a)  Inception date May 1, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                   PIMCO/JNL     PPM America/      Putnam/JNL         Putnam/JNL
                                             Oppenheimer/JNL      Total Return    JNL Money       International         Midcap
                                            Growth Portfolio (a) Bond Portfolio Market Portfolio Equity Portfolio   Growth Portfolio
                                            -------------------  -------------- ---------------  ---------------  ------------------
OPERATIONS
   Net investment loss                                $ (1,807)      $ 122,351       $ 154,558        $ (47,597)          $ (54,363)
   Net realized gain (loss) on investments                 256         512,747          75,188         (726,679)           (413,010)
   Net change in unrealized appreciation
      (depreciation) on investments                     10,890        (139,516)        (75,188)        (572,522)           (623,590)
                                            -------------------  -------------- ---------------  ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       9,339         495,582         154,558       (1,346,798)         (1,090,963)
                                            -------------------  -------------- ---------------  ---------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                     343,915       3,289,031      11,577,139        1,398,755           1,376,211
   Value of units redeemed                                (330)       (353,525)     (1,308,414)        (130,445)            (86,707)
   Transfers between portfolios                        124,325       1,464,350      (4,319,358)        (819,698)             51,743
   Policyholder charges                                     (4)         (3,471)        (19,506)          (4,264)             (3,813)
                                            -------------------  -------------- ---------------  ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               467,906       4,396,385       5,929,861          444,348           1,337,434
                                            -------------------  -------------- ---------------  ---------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  477,245       4,891,967       6,084,419         (902,450)            246,471

NET ASSETS BEGINNING OF PERIOD                               -       4,761,163       6,275,431        5,718,868           3,875,652
                                            -------------------  -------------- ---------------  ---------------  ------------------

NET ASSETS END OF PERIOD                             $ 477,245     $ 9,653,130    $ 12,359,850      $ 4,816,418         $ 4,122,123
------------------------------------------- ===================  ============== ===============  ===============  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                       -         430,319         602,955          642,855             384,733

      Units Issued                                      60,366         695,280       2,207,547          607,789             453,457
      Units Redeemed                                   (10,844)       (316,873)     (1,644,277)        (560,132)           (269,007)
                                            -------------------  -------------- ---------------  ---------------  ------------------

Units Outstanding at December 31, 2001                  49,522         808,726       1,166,225          690,512             569,183
                                            ===================  ============== ===============  ===============  ==================

(a)  Inception date May 1, 2001.

                                                                                                    Salomon            Salomon
                                                 S&P/JNL          S&P/JNL           S&P/JNL         Brothers/          Brothers/
                                               Aggressive      Conservative        Moderate       JNL Balanced        JNL Global
                                            Growth Portfolio  Growth Portfolio  Growth Portfolio    Portfolio       Bond Portfolio
                                            ----------------  ----------------  ----------------  -------------- ------------------
OPERATIONS
   Net investment loss                             $ 84,780          $ 98,875         $ 210,492        $ 32,753           $ 61,918
   Net realized gain (loss) on investments         (493,372)         (115,558)         (244,263)         23,570             64,889
   Net change in unrealized appreciation
      (depreciation) on investments              (3,075,836)         (882,127)       (2,931,169)       (126,419)           (58,444)
                                            ----------------  ----------------  ----------------  -------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (3,484,428)         (898,810)       (2,964,940)        (70,096)            68,363
                                            ----------------  ----------------  ----------------  -------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                4,158,546         6,826,119        13,551,801       1,764,375            426,592
   Value of units redeemed                         (643,807)         (493,426)       (1,745,986)       (152,810)          (111,046)
   Transfers between portfolios                    (487,007)        1,335,678         4,062,377       1,113,953           (551,450)
   Policyholder charges                             (49,948)           (5,727)          (85,881)         (5,521)            (1,593)
                                            ----------------  ----------------  ----------------  -------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          2,977,784         7,662,644        15,782,311       2,719,997           (237,497)
                                            ----------------  ----------------  ----------------  -------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS              (506,644)        6,763,834        12,817,371       2,649,901           (169,134)

NET ASSETS BEGINNING OF PERIOD                   18,905,388         8,734,262        21,483,046       2,743,643          1,564,571
                                            ----------------  ----------------  ----------------  -------------- ------------------

NET ASSETS END OF PERIOD                       $ 18,398,744      $ 15,498,096      $ 34,300,417     $ 5,393,544        $ 1,395,437
------------------------------------------- ================  ================  ================  ============== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000            2,078,007           931,781         2,385,092         257,892            147,722

      Units Issued                                  980,395         1,164,229         2,503,158         377,243            116,825
      Units Redeemed                               (625,974)         (298,027)         (616,147)       (117,921)          (139,378)
                                            ----------------  ----------------  ----------------  -------------- ------------------

Units Outstanding at December 31, 2001            2,432,428         1,797,983         4,272,103         517,214            125,169
                                            ================  ================  ================  ============== ==================
(a)  Inception date May 1, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                 Salomon
                                                Brothers/          T. Rowe Price/
                                              JNL High Yield        JNL Mid-Cap
                                              Bond Portfolio      Growth Portfolio
                                            -------------------  -------------------
OPERATIONS
   Net investment loss                               $ 251,083           $ (163,232)
   Net realized gain (loss) on investments              39,259             (366,536)
   Net change in unrealized appreciation
      (depreciation) on investments                   (200,663)              57,818
                                            -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      89,679             (471,950)
                                            -------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                   1,360,016            1,157,491
   Value of units redeemed                            (165,170)            (370,463)
   Transfers between portfolios                        130,395             (366,160)
   Policyholder charges                                 (3,450)             (17,553)
                                            -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             1,321,791              403,315
                                            -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                1,411,470              (68,635)

NET ASSETS BEGINNING OF PERIOD                       2,492,941           10,988,132
                                            -------------------  -------------------

NET ASSETS END OF PERIOD                           $ 3,904,411         $ 10,919,497
------------------------------------------- ===================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2000                 263,211            1,060,463

      Units Issued                                     332,589              805,646
      Units Redeemed                                  (198,033)            (779,634)
                                            -------------------  -------------------

Units Outstanding at December 31, 2001                 397,767            1,086,475
                                            ===================  ===================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account V (the "Separate Account") on September 25, 1998. The Separate Account commenced operations on January 2, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-two (22) Portfolios, each of which invests in the following series of mutual funds:

--------------------------------------------------------------------------------------------  --------------------------------------
JNL Series Trust                                                                              JNL Variable Fund V LLC
Alliance Capital/JNL Growth Fund                   PIMCO/JNL Total Return Bond Fund           First Trust/JNL The Dow Target 10 Fund
Janus/JNL Aggressive Growth Fund                   Putnam/JNL International Equity Fund
Janus/JNL Global Equities Fund                     Putnam/JNL Midcap Growth Fund
Janus/JNL Growth & Income Fund                     S&P/JNL Conservative Growth Fund
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund     S&P/JNL Moderate Growth Fund
JPMorgan/JNL International Value Fund              S&P/JNL Aggressive Growth Fund
Lazard/JNL Mid Cap Value Fund                      Salomon Brothers/JNL Balanced Fund
Lazard/JNL Small Cap Value Fund                    Salomon Brothers/JNL Global Bond Fund
Oppenheimer/JNL Global Growth Fund                 Salomon Brothers/JNL High Yield Bond Fund
Oppenheimer/JNL Growth Fund                        T. Rowe Price/JNL Mid-Cap Growth Fund
PPM America/JNL Money Market Fund

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the funds and receives a fee for its services from each of the funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds.
     The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO THE FINANCIAL STATEMENTS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2002, contract maintenance charges were assessed in the amount of $91,777.

TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
     Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended
     December 31, 2002, transfer fee charges were assessed in the amount of $2,195.

SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the year ended December
     31, 2002, surrender charges were assessed in the amount of $643,011.

INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate
     Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract
     Maintenance Charge.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO THE FINANCIAL STATEMENTS

NOTE 3 - POLICY CHARGES (CONTINUED)

OPTIONAL BENEFIT CHARGES

     Jackson National deducts an additional mortality charge equivalent to an annual rate of 0.15% for the optional enhanced death benefit.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 4% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2002, purchases and proceeds from sales of investments are as follows:

                                JNL SERIES TRUST
--------------------------------------------------------------------------

                                                             PROCEEDS
                                              PURCHASES     FROM SALES
Alliance Capital/JNL Growth                   $ 3,337,455    $ 5,515,904
Janus/JNL Aggressive Growth                     4,056,381      7,121,316
Janus/JNL Global Equities                         659,526      3,394,333
Janus/JNL Growth & Income                       3,068,965      3,618,790
JPMorgan/JNL Enhanced S&P 500 Stock Index       7,836,068      7,484,077
JPMorgan/JNL International Value                1,328,306      1,618,482
Lazard/JNL Mid Cap Value                        4,662,272      3,443,244
Lazard/JNL Small Cap Value                      4,035,785      3,399,687
Oppenheimer/JNL Global Growth                   3,257,711      2,592,337
Oppenheimer/JNL Growth                            401,578        275,380
PIMCO/JNL Total Return Bond                     9,070,799      4,667,641

                                                             PROCEEDS
                                             PURCHASES      FROM SALES
PPM America/JNL Money Market                  $ 9,332,781    $15,699,384
Putnam/JNL International Equity                 9,404,478      9,957,583
Putnam/JNL Midcap Growth                        1,985,860      2,506,492
S&P/JNL Aggressive Growth                       1,239,676      3,710,282
S&P/JNL Conservative Growth                     3,658,282      2,760,341
S&P/JNL Moderate Growth                         6,477,098      8,648,647
Salomon Brothers/JNL Balanced                   2,078,897      2,192,547
Salomon Brothers/JNL Global Bond                1,736,587        710,328
Salomon Brothers/JNL High Yield Bond            3,492,928      3,419,660
T. Rowe Price/JNL Mid-Cap Growth                7,686,324      8,549,766


--------------------------------------------------------------------

                             JNL VARIABLE FUND V LLC

                                                     Proceeds
                                     Purchases      from Sales
First Trust/JNL The Dow Target 10     $ 2,892,956    $ 1,819,984


JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS

     The  following  is a summary for each of the five years in the period ended
     December 31, 2002 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                            Alliance       First Trust/JNL     Janus/JNL         Janus/JNL        Janus/JNL
                                           Capital/JNL     The Dow Target     Aggressive          Global       Growth & Income
                                         Growth Portfolio   10 Portfolio    Growth Portfolio  Equities Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Highest expense ratio

Period ended December 31, 2002

   Unit Value                                 $ 4.683957        $ 8.574203       $ 3.639468        $ 4.347895       $ 5.926999
   Total Return *                                -32.16%           -11.45%          -30.91%           -28.31%          -23.01%
   Ratio of Expenses **                            1.65%             1.65%            1.65%             1.65%            1.65%

Period ended December 31, 2001

   Unit Value                                 $ 6.904132        $ 9.683290       $ 5.267487        $ 6.064675       $ 7.698530
   Total Return *                                -15.98%            -4.78%          -31.36%           -24.76%          -14.94%
   Ratio of Expenses **                            1.65%             1.65%            1.65%             1.65%            1.65%

Period ended December 31, 2000

   Unit Value                                 $ 8.216796       $ 10.169573       $ 7.674010        $ 8.060855       $ 9.050256
   Total Return *                                -17.83%             1.70%          -23.26%           -19.39%           -9.50%
   Ratio of Expenses **                            1.65%             1.65%            1.65%             1.65%            1.65%



                                            JPMorgan/
                                           JNL Enhanced       JPMorgan/JNL       Lazard/JNL         Lazard/JNL     Oppenheimer/JNL
                                          S&P 500 Stock       International        Mid Cap          Small Cap       Global Growth
                                         Index Portfolio     Value Portfolio   Value Portfolio   Value Portfolio    Portfolio (a)
------------------------------------------------------------------------------------------------------------------------------------
Highest expense ratio

Period ended December 31, 2002

   Unit Value                                   $ 5.664195        $ 4.820002       $ 11.940386        $ 10.763177        $ 6.988524
   Total Return *                                  -26.17%           -27.79%           -15.49%            -18.57%           -23.60%
   Ratio of Expenses **                              1.65%             1.65%             1.65%              1.65%             1.65%

Period ended December 31, 2001

   Unit Value                                   $ 7.672015        $ 6.675232       $ 14.128703        $ 13.218421        $ 9.147491
   Total Return *                                  -13.23%           -21.72%            11.38%             15.41%            -8.53%
   Ratio of Expenses **                              1.65%             1.65%             1.65%              1.65%             1.65%

Period ended December 31, 2000

   Unit Value                                   $ 8.841650        $ 8.527065       $ 12.685484        $ 11.453204               n/a
   Total Return *                                  -11.58%           -14.73%            26.85%             14.53%               n/a
   Ratio of Expenses **                              1.65%             1.65%             1.65%              1.65%               n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Inception date May 1, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            Alliance       First Trust/JNL     Janus/JNL         Janus/JNL        Janus/JNL
                                           Capital/JNL     The Dow Target     Aggressive          Global       Growth & Income
                                         Growth Portfolio   10 Portfolio    Growth Portfolio  Equities Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Lowest expense ratio

Period ended December 31, 2002

   Unit Value                                 $ 4.958771        $ 8.882345       $ 3.975294        $ 4.675990       $ 5.959983
   Total Return *                                -32.06%           -11.32%          -30.80%           -28.20%          -22.90%
   Ratio of Expenses **                            1.50%             1.50%            1.50%             1.50%            1.50%

Period ended December 31, 2001

   Unit Value                                 $ 7.298264       $ 10.016250       $ 5.744916        $ 6.512548       $ 7.729778
   Total Return *                                -15.85%            -4.64%          -31.26%           -24.65%          -14.81%
   Ratio of Expenses **                            1.50%             1.50%            1.50%             1.50%            1.50%

Period ended December 31, 2000

   Unit Value                                 $ 8.672756       $ 10.503442       $ 8.356946        $ 8.643064       $ 9.073310
   Total Return *                                -13.27%             5.03%          -16.43%           -13.57%           -9.27%
   Ratio of Expenses **                            1.50%             1.50%            1.50%             1.50%            1.50%


                                          JPMorgan/
                                         JNL Enhanced       JPMorgan/JNL       Lazard/JNL         Lazard/JNL     Oppenheimer/JNL
                                        S&P 500 Stock       International        Mid Cap          Small Cap       Global Growth
                                       Index Portfolio     Value Portfolio   Value Portfolio   Value Portfolio    Portfolio (a)
----------------------------------------------------------------------------------------------------------------------------------
Lowest expense ratio

Period ended December 31, 2002

   Unit Value                                 $ 5.715498        $ 4.922474       $ 11.993309        $ 10.810966        $ 7.181188
   Total Return *                                -26.06%           -27.68%           -15.36%            -18.45%           -23.49%
   Ratio of Expenses **                            1.50%             1.50%             1.50%              1.50%             1.50%

Period ended December 31, 2001

   Unit Value                                 $ 7.729911        $ 6.806915       $ 14.170068        $ 13.257208        $ 9.385581
   Total Return *                                -13.10%           -21.60%            11.54%             15.59%            -6.14%
   Ratio of Expenses **                            1.50%             1.50%             1.50%              1.50%             1.50%

Period ended December 31, 2000

   Unit Value                                 $ 8.894984        $ 8.682087       $ 12.703476        $ 11.469467               n/a
   Total Return *                                -11.05%           -13.18%            27.03%             14.69%               n/a
   Ratio of Expenses **                            1.50%             1.50%             1.50%              1.50%               n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Inception date May 1, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Alliance       First Trust/JNL     Janus/JNL         Janus/JNL        Janus/JNL
                                           Capital/JNL     The Dow Target     Aggressive          Global       Growth & Income
                                         Growth Portfolio   10 Portfolio    Growth Portfolio  Equities Portfolio  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Portfolio data

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 8,223           $ 5,070          $ 9,173           $ 5,573          $ 7,934
   Units Outstanding (in thousands)                1,690               579            2,366             1,211            1,333
   Investment Income Ratio *                       0.00%             0.00%            0.00%             0.67%            0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 14,800           $ 4,635         $ 17,233          $ 10,950         $ 10,839
   Units Outstanding (in thousands)                2,063               468            3,066             1,706            1,404
   Investment Income Ratio *                       0.05%             0.00%            0.05%             1.44%            0.86%

Period ended December 31, 2000

   Net Assets (in thousands)                    $ 16,205           $ 4,070         $ 24,545          $ 17,494          $ 8,448
   Units Outstanding (in thousands)                1,899               391            3,000             2,054              932
   Investment Income Ratio *                       0.00%             0.00%            0.00%             0.00%            0.00%


                                             JPMorgan/
                                            JNL Enhanced       JPMorgan/JNL       Lazard/JNL         Lazard/JNL     Oppenheimer/JNL
                                           S&P 500 Stock       International        Mid Cap          Small Cap       Global Growth
                                          Index Portfolio     Value Portfolio   Value Portfolio   Value Portfolio    Portfolio (a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio data

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 11,226             $ 992           $ 6,102            $ 6,291           $ 1,587
   Units Outstanding (in thousands)                   1,968               203               510                583               224
   Investment Income Ratio *                          0.04%             1.66%             0.28%              0.00%             0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 13,720           $ 1,681           $ 6,203            $ 7,210           $ 1,322
   Units Outstanding (in thousands)                   1,778               248               438                544               142
   Investment Income Ratio *                          0.46%             0.48%             0.62%              0.21%             0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                        $ 9,898           $ 1,985           $ 3,043            $ 4,493               n/a
   Units Outstanding (in thousands)                   1,115               230               240                392               n/a
   Investment Income Ratio *                          0.00%             0.00%             0.00%              0.00%               n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                             PIMCO/JNL       PPM America/        Putnam/JNL          Putnam/JNL
                                   Oppenheimer/JNL       Total Return        JNL Money        International          Midcap
                                  Growth Portfolio (b)  Bond Portfolio    Market Portfolio  Equity Portfolio    Growth Portfolio (a)
-----------------------------------------------------------------------------------------------------------------------------------
Highest expense ratio

Period ended December 31, 2002

   Unit Value                             $ 7.354218         $ 12.691273      $ 10.487776          $ 5.269193         $ 4.988783
   Total Return *                            -26.51%               7.06%           -0.59%             -21.88%            -30.48%
   Ratio of Expenses **                        1.65%               1.65%            1.65%               1.65%              1.65%

Period ended December 31, 2001

   Unit Value                            $ 10.007775         $ 11.853867      $ 10.549900          $ 6.745052         $ 7.175903
   Total Return *                              0.08%               7.83%            1.73%             -21.60%            -28.17%
   Ratio of Expenses **                        1.65%               1.65%            1.65%               1.65%              1.65%

Period ended December 31, 2000

   Unit Value                                    n/a         $ 10.993278      $ 10.370104          $ 8.603130         $ 9.990330
   Total Return *                                n/a               9.93%            3.70%             -13.97%             -0.10%
   Ratio of Expenses **                          n/a               1.65%            1.65%               1.65%              1.65%


                                                                                                Salomon             Salomon
                                      S&P/JNL              S&P/JNL             S&P/JNL           Brothers/           Brothers/
                                     Aggressive         Conservative           Moderate         JNL Balanced        JNL Global
                                  Growth Portfolio    Growth Portfolio     Growth Portfolio      Portfolio        Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Highest expense ratio

Period ended December 31, 2002

   Unit Value                             $ 5.406630         $ 7.383245           $ 6.422156        $ 9.561935         $ 11.763678
   Total Return *                            -24.74%            -13.60%              -18.72%            -8.80%               6.60%
   Ratio of Expenses **                        1.65%              1.65%                1.65%             1.65%               1.65%

Period ended December 31, 2001

   Unit Value                             $ 7.184364         $ 8.545178           $ 7.901682       $ 10.484456         $ 11.034871
   Total Return *                            -17.25%             -8.14%              -10.81%            -2.15%               5.06%
   Ratio of Expenses **                        1.65%              1.65%                1.65%             1.65%               1.65%

Period ended December 31, 2000

   Unit Value                             $ 8.681844         $ 9.301928           $ 8.859778       $ 10.715180         $ 10.503341
   Total Return *                            -13.18%             -6.98%              -11.40%             7.15%               5.03%
   Ratio of Expenses **                        1.65%              1.65%                1.65%             1.65%               1.65%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Inception date May 1, 2000.

(b)  Inception date May 1, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        PIMCO/JNL         PPM America/        Putnam/JNL          Putnam/JNL
                                 Oppenheimer/JNL       Total Return         JNL Money        International          Midcap
                                Growth Portfolio (b)  Bond Portfolio     Market Portfolio  Equity Portfolio    Growth Portfolio (a)
----------------------------------------------------------------------------------------------------------------------------------
Lowest expense ratio

Period ended December 31, 2002

   Unit Value                           $ 6.961057         $ 12.839028       $ 10.575390          $ 5.550891         $ 5.057721
   Total Return *                          -26.40%               7.23%            -0.44%             -21.76%            -30.37%
   Ratio of Expenses **                      1.50%               1.50%             1.50%               1.50%              1.50%

Period ended December 31, 2001

   Unit Value                           $ 9.458551         $ 11.973908       $ 10.622084          $ 7.094991         $ 7.264157
   Total Return *                           -5.41%               7.99%             1.89%             -21.48%            -28.06%
   Ratio of Expenses **                      1.50%               1.50%             1.50%               1.50%              1.50%

Period ended December 31, 2000

   Unit Value                                  n/a         $ 11.087900       $ 10.425328          $ 9.035834        $ 10.097939
   Total Return *                              n/a              10.88%             4.25%              -9.64%              0.98%
   Ratio of Expenses **                        n/a               1.50%             1.50%               1.50%              1.50%




                                                                                                 Salomon             Salomon
                                     S&P/JNL              S&P/JNL             S&P/JNL           Brothers/           Brothers/
                                    Aggressive         Conservative           Moderate         JNL Balanced        JNL Global
                                 Growth Portfolio    Growth Portfolio     Growth Portfolio      Portfolio        Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Lowest expense ratio

Period ended December 31, 2002

   Unit Value                            $ 5.829074         $ 7.490533           $ 6.586120        $ 9.501543         $ 11.940922
   Total Return *                           -24.63%            -13.47%              -18.60%            -8.66%               6.76%
   Ratio of Expenses **                       1.50%              1.50%                1.50%             1.50%               1.50%

Period ended December 31, 2001

   Unit Value                            $ 7.734099         $ 8.656351           $ 8.091275       $ 10.402623         $ 11.184337
   Total Return *                           -17.12%             -8.00%              -10.68%            -2.01%               5.22%
   Ratio of Expenses **                       1.50%              1.50%                1.50%             1.50%               1.50%

Period ended December 31, 2000

   Unit Value                            $ 9.332065         $ 9.408758           $ 9.058739       $ 10.615592         $ 10.629569
   Total Return *                            -6.68%             -5.91%               -9.41%             6.16%               6.30%
   Ratio of Expenses **                       1.50%              1.50%                1.50%             1.50%               1.50%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(a)  Inception date May 1, 2000.

(b)  Inception date May 1, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             PIMCO/JNL     PPM America/        Putnam/JNL          Putnam/JNL
                                     Oppenheimer/JNL       Total Return      JNL Money        International          Midcap
                                    Growth Portfolio (b)  Bond Portfolio  Market Portfolio  Equity Portfolio    Growth Portfolio (a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio data

Period ended December 31, 2002

   Net Assets (in thousands)               $ 443            $ 15,139           $ 5,993             $ 3,391            $ 2,471
   Units Outstanding (in thousands)           63               1,183               568                 621                490
   Investment Income Ratio *               0.00%               0.02%             1.08%               0.86%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)               $ 477             $ 9,653          $ 12,360             $ 4,816            $ 4,122
   Units Outstanding (in thousands)           50                 809             1,166                 691                569
   Investment Income Ratio *               0.17%               3.26%             3.11%               0.66%              0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                 n/a             $ 4,761           $ 6,275             $ 5,719            $ 3,876
   Units Outstanding (in thousands)          n/a                 430               603                 643                385
   Investment Income Ratio *                 n/a               0.00%             0.00%               0.00%              0.00%



                                                                                                      Salomon             Salomon
                                          S&P/JNL              S&P/JNL             S&P/JNL           Brothers/           Brothers/
                                         Aggressive         Conservative           Moderate         JNL Balanced        JNL Global
                                      Growth Portfolio    Growth Portfolio     Growth Portfolio      Portfolio        Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Portfolio data

Period ended December 31, 2002

   Net Assets (in thousands)                $ 11,727           $ 14,163             $ 25,511           $ 4,860             $ 2,448
   Units Outstanding (in thousands)            2,060              1,900                3,905               510                 206
   Investment Income Ratio *                   0.52%              1.45%                1.20%             0.00%               7.33%

Period ended December 31, 2001

   Net Assets (in thousands)                $ 18,399           $ 15,498             $ 34,300           $ 5,394             $ 1,395
   Units Outstanding (in thousands)            2,432              1,798                4,272               517                 125
   Investment Income Ratio *                   2.02%              2.35%                2.30%             2.36%               6.46%

Period ended December 31, 2000

   Net Assets (in thousands)                $ 18,905            $ 8,734             $ 21,483           $ 2,744             $ 1,565
   Units Outstanding (in thousands)            2,078                932                2,385               258                 148
   Investment Income Ratio *                   0.00%              0.00%                0.00%             0.00%               0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date May 1, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         Salomon
                                        Brothers/          T. Rowe Price/
                                      JNL High Yield        JNL Mid-Cap
                                      Bond Portfolio      Growth Portfolio
--------------------------------------------------------------------------------
Highest expense ratio

Period ended December 31, 2002

   Unit Value                              $ 10.269593           $ 7.742169
   Total Return *                                4.02%              -23.21%
   Ratio of Expenses **                          1.65%                1.65%

Period ended December 31, 2001

   Unit Value                               $ 9.872290          $ 10.081839
   Total Return *                                3.60%               -3.11%
   Ratio of Expenses **                          1.65%                1.65%

Period ended December 31, 2000

   Unit Value                               $ 9.529076          $ 10.405675
   Total Return *                               -4.71%                4.06%
   Ratio of Expenses **                          1.65%                1.65%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Salomon
                                        Brothers/          T. Rowe Price/
                                      JNL High Yield        JNL Mid-Cap
                                      Bond Portfolio      Growth Portfolio
--------------------------------------------------------------------------------
Lowest expense ratio

Period ended December 31, 2002

   Unit Value                              $ 10.189926           $ 7.722249
   Total Return *                                4.18%              -23.09%
   Ratio of Expenses **                          1.50%                1.50%

Period ended December 31, 2001

   Unit Value                               $ 9.781020          $ 10.040822
   Total Return *                                3.76%               -2.97%
   Ratio of Expenses **                          1.50%                1.50%

Period ended December 31, 2000

   Unit Value                               $ 9.426738          $ 10.347702
   Total Return *                               -5.73%                3.48%
   Ratio of Expenses **                          1.50%                1.50%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                         Salomon
                                        Brothers/          T. Rowe Price/
                                      JNL High Yield        JNL Mid-Cap
                                      Bond Portfolio      Growth Portfolio
--------------------------------------------------------------------------------
Portfolio data

Period ended December 31, 2002

   Net Assets (in thousands)                   $ 3,789              $ 7,761
   Units Outstanding (in thousands)                371                1,004
   Investment Income Ratio *                    10.83%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                   $ 3,904             $ 10,919
   Units Outstanding (in thousands)                398                1,086
   Investment Income Ratio *                     8.48%                0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                   $ 2,493             $ 10,988
   Units Outstanding (in thousands)                263                1,060
   Investment Income Ratio *                     0.00%                0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company and
    Contract Owners of Jackson National Separate Account V:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account V, at December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account V as of December 31, 2002 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Chicago, Illinois
February 14, 2003

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

Independent Auditors' Report                                                  1



Consolidated Balance Sheets                                                   2



Consolidated Income Statements                                                3



Consolidated Statements of Stockholder's Equity and Comprehensive Income      4



Consolidated Statements of Cash Flows                                         5



Notes to Consolidated Financial Statements                                    6

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."



/s/ KPMG LLP


Detroit, Michigan
January 31, 2003

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------------


                                                                                       DECEMBER 31,
ASSETS                                                                            2002               2001
                                                                           -------------------- ------------------
   Investments:
     Cash and short-term investments                                           $   5,121,400     $   2,076,095
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2002, $33,975,596; 2001,
        $31,953,139)                                                              35,168,706        31,932,494
        Equities (cost: 2002, $305,270; 2001, $289,469)                              256,135           288,852
     Mortgage loans, net of allowance                                              4,442,681         4,191,405
     Policy loans                                                                    714,205           700,434
     Other invested assets                                                         1,476,724         1,335,006
                                                                           -------------------- ------------------
         Total investments                                                        47,179,851        40,524,286

   Accrued investment income                                                         485,326           438,027
   Deferred acquisition costs                                                      1,941,876         2,162,951
   Reinsurance recoverable                                                           525,031           395,424
   Deferred income taxes                                                             276,770           234,752
   Value of acquired insurance, other intangibles and goodwill                       151,273           170,377
   Income taxes receivable from Parent                                                  -               72,563
   Other assets                                                                       74,793           188,292
   Variable annuity assets                                                         4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total assets                                                          $  55,020,445     $  49,312,504
                                                                           ==================== ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                  $   1,076,860     $     978,513
       Deposits on investment contracts                                           30,808,632        26,512,418
       Guaranteed investment contracts                                             2,607,408         3,695,179
     Trust instruments supported by funding agreements                             5,850,833         4,575,838
     Savings deposits                                                              1,045,830           836,682
     Reverse repurchase agreements                                                      -              889,678
     Notes and bank debt                                                           1,103,508         1,256,391
     Securities lending payable                                                    2,485,588           814,646
        Income taxes payable to Parent                                                85,399              -
     Other liabilities                                                             1,754,629         1,448,041
     Variable annuity liabilities                                                  4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total liabilities                                                        51,204,212        46,133,218
                                                                           -------------------- ------------------

     Minority interest                                                                66,228            86,802
                                                                           -------------------- ------------------

     STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800            13,800
     Additional paid-in capital                                                    2,484,228         1,869,780
     Accumulated other comprehensive income (loss), net of
       tax of $242,573 in 2002 and ($6,728) in 2001                                  449,382           (13,077)
     Retained earnings                                                               802,595         1,221,981
                                                                           -------------------- ------------------
         Total stockholder's equity                                                3,750,005         3,092,484
                                                                           -------------------- ------------------
         Total liabilities and stockholder's equity                            $  55,020,445     $  49,312,504
                                                                           ==================== ==================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------



                                                                         YEARS ENDED DECEMBER 31,
                                                               2002                2001               2000
                                                          -----------------  ------------------  -----------------
REVENUES
   Premiums                                                 $      152,694     $      223,149      $      230,801

   Net investment income                                         2,370,029          2,386,222           2,610,983

   Net realized losses on investments and change in
     fair value of hedging instruments                            (738,630)          (830,873)           (120,855)

   Fee income:
     Mortality charges                                             133,665            133,223             133,969
     Surrender charges                                              47,086             60,525              80,075
     Expense charges                                                18,795             15,947              17,820
     Variable annuity fees                                          66,069             75,483              75,905
     Net asset management fees                                      21,595             23,531              24,344
                                                          -----------------  ------------------  -----------------
   Total fee income                                                287,210            308,709             332,113
   Other income                                                     43,240             38,292              39,821
                                                          -----------------  ------------------  -----------------
     Total revenues                                              2,114,543          2,125,499           3,092,863
                                                          -----------------  ------------------  -----------------

BENEFITS AND EXPENSES
   Death benefits                                                  334,527            307,610             317,350
   Interest credited on deposit liabilities                      1,561,601          1,578,228           1,591,921
   Interest expense on trust instruments supported
      by funding agreements                                        144,619            184,010             155,192
   Interest expense on notes, bank debt and reverse repurchase
      agreements                                                    66,885             81,522              94,544
   Increase (decrease) in reserves, net of reinsurance             (34,457)            20,442             (47,448)
   Commissions                                                     427,882            303,249             361,672
   General and administrative expenses                             272,388            279,514             234,452
   Deferral of policy acquisition costs                           (556,120)           (391,412)          (429,358)
   Amortization of acquisition costs:
     Attributable to operations                                    340,567            181,116             237,416
     Attributable to net realized losses on investments
          and change in fair value of hedging instruments          (16,663)           (56,421)            (15,491)
   Amortization of acquired insurance, other intangibles and
     goodwill                                                       20,702             22,458              18,586
                                                          -----------------  ------------------  -----------------
     Total benefits and expenses                                 2,561,931          2,510,316           2,518,836
                                                          -----------------  ------------------  -----------------
     Pretax income (loss) before minority interest                (447,388)          (384,817)            574,027
   Minority interest                                                21,539             47,046              40,227
                                                          -----------------  ------------------  -----------------
     Pretax income (loss)                                         (425,849)          (337,771)            614,254
   Federal income tax expense (benefit)                           (148,463)          (117,062)            216,200
                                                          -----------------  ------------------  -----------------
     Income (loss) before cumulative effect of changes in
       accounting principles                                      (277,386)          (220,709)            398,054
   Cumulative effect of changes in accounting principles                 -           (199,866)                  -
                                                          -----------------  ------------------  -----------------
     NET INCOME (LOSS)                                      $     (277,386)    $     (420,575)     $      398,054
                                                          =================  ==================  =================

   Pro forma net income (loss) assuming the changes in
      accounting principles are applied retroactively                          $     (237,414)     $      167,101
                                                                             ==================  =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2002                 2001                  2000
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR                $       13,800       $       13,800       $       13,800
                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           1,869,780            1,570,063            1,360,982
    Capital contributions                                     614,448              299,717              209,081
                                                     -------------------  -------------------  --------------------
End of year                                                 2,484,228            1,869,780            1,570,063
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (13,077)            (427,088)            (465,836)
    Net unrealized investment gains, net of
       reclassification adjustment and net of
       tax of $249,302 in 2002; $223,243 in 2001
       and $20,864 in 2000                                    462,459              414,011               38,748
                                                     -------------------  -------------------  --------------------
End of year                                                   449,382              (13,077)            (427,088)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                           1,221,981            1,773,661            1,551,912
    Net income (loss)                                        (277,386)            (420,575)             398,054
    Dividends paid to stockholder                            (142,000)            (131,105)            (176,305)
                                                     -------------------  -------------------  --------------------
End of year                                                   802,595            1,221,981            1,773,661
                                                     -------------------  -------------------  --------------------


TOTAL STOCKHOLDER'S EQUITY                             $    3,750,005       $    3,092,484       $    2,930,436
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2002                 2001                 2000
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                      $     (277,386)      $     (420,575)      $      398,054
Net unrealized holding gains arising during
       the period, net of tax of $220,241 in 2002;
       $158,596 in 2001 and $24,218 in 2000                   408,489              293,951               44,976
Reclassification adjustment for gains (losses)
       included in net income, net of tax of
       $29,061 in 2002; $64,647 in 2001 and $(3,354)
       in 2000                                                 53,970              120,060               (6,228)
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                            $      185,073       $       (6,564)      $      436,802
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                                   2002                2001               2000
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                          $    (277,386)      $    (420,575)     $     398,054
     Adjustments to reconcile net income (loss) to net cash
       provided by operating activities:
         Net realized losses on investments and change in
              fair value of hedging instruments                       738,630             830,873            120,855
         Interest credited on deposit liabilities                   1,561,601           1,578,228          1,591,921
         Interest expense on trust instruments supported
           by funding agreements                                      144,619             184,010            155,192
         Other charges                                               (199,546)           (209,695)          (231,864)
         Amortization of discount and premium on investments          (33,979)             93,393            (23,962)
         Deferred income tax provision                               (285,863)           (101,474)            37,000
         Change in:
              Accrued investment income                               (47,299)             42,563            (35,349)
              Deferred acquisition costs                             (232,216)           (269,153)          (207,433)
              Value of acquired insurance, other intangibles
                and goodwill                                           20,702              22,458             18,586
              Income taxes payable to Parent                          182,410             (27,032)            20,841
              Other assets and liabilities, net                       137,677              11,723            (21,647)
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,709,350           1,735,319          1,822,194
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale      6,835,958           5,732,067          3,877,665
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        4,939,946           3,000,900            912,953
         Mortgage loans                                               792,097           1,273,431            280,820
        Purchases of:
         Fixed maturities and equities available for sale         (14,253,070)        (12,763,596)        (5,915,958)
            Mortgage loans                                         (1,037,256)           (773,815)          (930,007)
     Acquisition of Highland Federal Bank                                  -                   -             (43,349)
     Other investing activities                                       805,888            (522,671)           149,523
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (1,916,437)         (4,053,684)        (1,668,353)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits                                                   8,789,168           6,876,598          7,578,354
         Withdrawals                                               (5,713,577)         (4,858,652)        (6,176,725)
     Net transfers to separate accounts                              (295,315)           (468,993)        (1,901,367)
     Proceeds from notes and bank debt                                427,424           1,052,639            374,384
     Payments on notes and bank debt                                 (580,719)           (418,930)          (167,213)
     Increase in savings deposits                                     177,411              67,797            175,997
     Payment of cash dividends to Parent                             (142,000)           (131,105)          (176,305)
     Capital contribution from Parent                                 590,000             251,800                  -
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               3,252,392           2,371,154           (292,875)
                                                              ----------------    ----------------   -----------------

     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                                  3,045,305              52,789           (139,034)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  2,076,095           2,023,306          2,162,340
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                    $   5,121,400       $   2,076,095      $   2,023,306
                                                              ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; Curian Capital, LLC, a broker dealer; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds") and Tuscany CDO, Limited ("Tuscany"). JNL has effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. On September 29, 2000, Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisition was accounted for by the purchase method and the results of Highland are included in the consolidated income statements from the date of acquisition.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets or for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 carries forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives (primarily interest rate swaps) to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Net earnings in future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue #99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was also recorded as a cumulative effect of a change in accounting principle.

     A reconciliation of reported net income to adjusted net income is as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Reported net income (loss)                       $   (277,386)        $  (420,575)       $   398,054

     Net income adjustment for FAS 133 and
           EITF 99-20                                                          181,264           (231,546)
     Goodwill amortization                                     -                 2,918                912

     Tax effect of goodwill amortization                       -                (1,021)              (319)
                                                     -----------------   ------------------  ------------------
       Pro forma net income (loss) assuming the
           changes in accounting principles are
           applied retroactively                      $   (277,386)       $   (237,414)       $   167,101
                                                      =================   ==================  ==================

     RECENTLY ISSUED ACCOUNTING STANDARDS
     In January 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements." FIN 46 explains how to identify variable interest entities and how an enterprise assesses its interests in a variable interest entity. It also requires existing non-consolidated variable interest entities to be consolidated by their primary beneficiaries if the entities do not effectively disperse risks among the parties involved.

     Although not effective until January 31, 2003, if it is reasonably possible that an enterprise will consolidate or disclose information about a variable interest entity when FIN 46 becomes effective, certain disclosure of the variable interest entities and potential maximum exposure to loss is required in all financial statements initially issued after January 31, 2003.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Certain of the Company's investments may be considered significant variable interests, including its interests in PPM America High Yield CBO I, Ltd. ("HY CBO I"), PPM America High Yield CBO II, Ltd. ("HY CBO II"), and PPM America Structured Finance CBO I, Ltd. ("SF CBO I"), (collectively, "VIEs "). The VIEs are securitizations structured by a related party as traditional collateralized bond obligations whose purpose is to invest in a diversified portfolio of high yield bonds and structured finance securities using proceeds raised from the issuance of debt and equity interests.

     HY CBO I was structured in 1999 and has total assets of $403.1 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $46.9 million and $27.8 million, respectively, representing investments in outstanding debt of HY CBO I.

     HY CBO II was structured in 2000 and has total assets of $133.5 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $17.7 million and $8.1 million, respectively, representing investments in outstanding debt and equity interests of HY CBO II.

     SF CBO I was structured in 2000 and has total assets of $241.3 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $19.3 million and $13.3 million, respectively, representing investments in outstanding debt of SF CBO I.

     The Company believes its investments in the VIEs are unlikely to be considered primary beneficial interests and that consolidation will not be required under FIN 46. In that the Company has no future funding obligations to the VIE's, the maximum loss exposure is limited to its current investment.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS AND EMBEDDED DERIVATIVES
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     With the adoption of FAS 133 in 2001, the accounting policies for these derivatives were changed. The following accounting policies relate to the accompanying 2002 and 2001 financial statements.

     While the Company generally uses derivative contracts for hedging purposes, and certain liabilities, primarily trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133, the Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value with changes in value included in net realized losses on investments and change in fair value of hedging instruments.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2002 and 2001 are used for hedging purposes. Amounts paid or received on interest rate swap agreements are included in investment income. Interest rate swaps are included in other invested assets or other liabilities.

     Put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions, with maturities up to 9 years, are entered into as a hedge against significant upward movements in interest rates. Put-swaptions are included in other invested assets.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. These annuities contain embedded options whose fair value is included in the annuity liability.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in interest expense on trust instruments supported by funding agreements.

     Prior to 2001 and the adoption of FAS 133, hedge accounting treatment was applied to derivative contracts. The following accounting policies relate to the accompanying 2000 financial statements.

     Interest rate swap agreements outstanding at December 31, 2000 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income.

     Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $447.2 million at December 31, 2002 and increased $6.1 million at December 31, 2001 to reflect this change.

     Poor equity market performance has lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities has become impaired. During 2002, the asset has been reduced through increased amortization compared to 2001 of approximately $128.3 million primarily due to the poor equity market performance. Further impairments or accelerated amortization of this deferred acquisition cost asset are likely to result if future equity market returns are below assumed levels.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland, and the Fremont branch ("Fremont") acquired from Fremont Investment and Loan, located in California, in 2002. Fremont had total assets of $101.6 million and deposit liabilities of $103.2 million at the date of acquisition in 2002. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years. Beginning January 1, 2002, with the adoption of FAS 142, goodwill is no longer being amortized. Prior to 2002, goodwill was amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 6.0% to 8.4%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the imputed value of the underlying guaranteed host contract, and ii) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $4.1 billion at both December 31, 2002 and 2001.

     In 2001, JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2002 and 2001 totaled $1.8 billion and $0.5 billion, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. With the adoption of FAS 133 in 2001, foreign currency transaction gains and losses are included in net income. In 2000, unrealized foreign currency transaction gains and losses were excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $4,339.9 million and $5,074.6 million at December 31, 2002 and 2001, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $45.6 million and $51.2 million at December 31, 2002 and 2001, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities is generally used to reduce the cost basis of the securities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,710.4 million and $4,487.8 million at December 31, 2002 and 2001, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $25.4 billion and $25.0 billion, respectively, at December 31, 2002 and $21.2 billion and $20.7 billion, respectively, at December 31, 2001.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.6 billion and $3.7 billion at December 31, 2002 and 2001, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $4.6 billion at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $1,047.8 million and $842.5 million at December 31, 2002 and 2001, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,093.4 million and $4,834.5 million at December 31, 2002 and 2001, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2002 and 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2002, investments rated by the Company's investment advisor totaled $477.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.
                                                           PERCENT OF TOTAL
                                                           FIXED MATURITIES
          INVESTMENT RATING                                DECEMBER 31, 2002
                                                         ----------------------
          AAA                                                    11.3%
          AA                                                      7.7
          A                                                      31.1
          BBB                                                    42.3
                                                         ----------------------
              Investment grade                                   92.4
                                                          ----------------------
          BB                                                      4.3
          B and below                                             3.3
                                                         ----------------------
              Below investment grade                              7.6
                                                         ----------------------
              Total fixed maturities                            100.0%
                                                         ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $242.2 million and $167.3 million, respectively, at December 31, 2002. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2002 were $134.6 million and $92.8 million, respectively, and for the 12 months preceding December 31, 2001 were $87.7 million and $69.2 million, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     The amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED         UNREALIZED          FAIR
       DECEMBER 31, 2002                         COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,167    $           342    $        -       $         4,509
          U.S. Government agencies
               and foreign governments                2,726                415             -                 3,141
          Public utilities                        1,402,075             68,078            68,330         1,401,823
          Corporate securities
               and commercial loans              23,565,100          1,671,898           461,567        24,775,431
          Mortgage-backed securities              9,001,528            349,471           367,197         8,983,802
                                          ------------------- ------------------ ---------------- -------------------
               Total                       $     33,975,596    $     2,090,204     $     897,094   $    35,168,706
                                          =================== ================== ================ ===================

                                                                   GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED        UNREALIZED           FAIR
       DECEMBER 31, 2001                        COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,648    $           231     $          36   $         4,843
          U.S. Government agencies
               and foreign governments               47,543              2,371               -              49,914
          Public utilities                          757,532              9,035            18,437           748,130
          Corporate securities
               and commercial loans              19,789,499            560,972           689,024        19,661,447
          Mortgage-backed securities             11,353,917            309,861           195,618        11,468,160
                                          ------------------- ------------------ ---------------- --------------------
               Total                       $     31,953,139    $       882,470     $     903,115   $    31,932,494
                                          =================== ================== ================ ====================

     The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):
                                              AMORTIZED         ESTIMATED
                                                 COST           FAIR VALUE
                                          ------------------ ------------------
     Due in 1 year or less                  $      688,812     $    715,683
     Due after 1 year through 5 years            5,205,404        5,430,147
     Due after 5 years through 10 years         13,890,464       14,704,960
     Due after 10 years through 20 years         2,974,129        3,082,827
     Due after 20 years                          2,215,259        2,251,287
     Mortgage-backed securities                  9,001,528        8,983,802
                                          ------------------ ------------------
          Total                             $   33,975,596     $ 35,168,706
                                          ================== ==================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $3.5 million and $3.1 million at December 31, 2002 and 2001 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany, in a securitization transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     Additionally in 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

     Gross unrealized gains pertaining to equity securities at December 31, 2002 and 2001 were $9.2 million and $29.9 million, respectively. Gross unrealized losses pertaining to equity securities at December 31, 2002 and 2001 were $58.3 million and $30.6 million, respectively.

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $33.1 million and $33.2 million at December 31, 2002 and 2001, respectively, are as follows (in thousands):
                                                      DECEMBER 31,
                                               2002                 2001
                                         -----------------    ------------------
           Residential                   $        805,174     $         694,096

           Commercial                           3,637,507             3,497,309
                                         -----------------    ------------------
                Total                    $      4,442,681     $       4,191,405
                                         =================    ==================

     At December 31, 2002, mortgage loans were collateralized by properties located in 40 states and Canada. Approximately 32% of the aggregate carrying value of the portfolio is secured by properties located in California.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in i) limited partnerships that invest in securities, and ii) derivatives with positive fair values. Limited partnership income (loss) recognized by the Company was $(64.9) million, $(47.6) million and $73.5 million in 2002, 2001 and 2000, respectively.

     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and estimated fair values for derivative contracts outstanding is as follows (in thousands):

                                                            DECEMBER 31,
                                             2002                                2001
                               ---------------------------------- ------------------------------------
                                  CONTRACTUAL/         NET           CONTRACTUAL/         NET
                                    NOTIONAL          FAIR             NOTIONAL          FAIR
                                     AMOUNT           VALUE             AMOUNT           VALUE
                               ------------------ ---------------- ------------------ ----------------
           Interest rate swaps   $ 11,935,364       $ (626,906)      $  10,539,125      $ (396,576)
           Cross-currency
              swaps                 2,727,853          155,709           3,040,723        (267,583)
           Put-swaptions           15,500,000           22,055          20,500,000          39,180
           Futures                      7,007              -                13,924             -
           Call options             1,778,550           80,213           1,701,907         289,100
           Equity index swaps         231,253          (52,888)            231,253         (31,991)

     During 2000, the Company recorded net expenses of $65.5 million on derivative instruments.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2002 and 2001, the estimated fair value of loaned securities was $2,417.6 million and $799.1 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $2,485.6 million and $814.6 million at December 31, 2002 and 2001, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):
                                                                 YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Fixed maturities                            $                     $     2,186,400    $     2,149,175
                                                        2,353,722
     Other investment income                               79,559              255,829            513,478
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,433,281            2,442,229          2,662,653
     Less investment expenses                             (63,252)             (56,007)           (51,670)
                                                 -----------------    -----------------  ------------------
       Net investment income                     $      2,370,029      $     2,386,222    $     2,610,983
                                                 =================    =================  ==================

Net realized gains and losses on investments and change in fair value of hedging instruments are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Sales of fixed maturities
       Gross gains                                 $      262,050       $       90,044     $       43,458
        Gross losses                                     (215,243)            (138,197)           (55,497)
     Sales of equity securities
       Gross gains                                         11,238               26,546             32,577
       Gross losses                                        (8,664)             (20,107)            (1,520)
     Impairment losses                                   (529,145)            (600,595)          (141,079)
     Derivative instruments                              (258,866)            (216,178)           (11,126)
     Other invested assets, net                                 -               27,614             12,332
                                                 -----------------    -----------------  ------------------
       Total before minority interest                    (738,630)            (830,873)          (120,855)
     Minority interest                                     20,980               47,041             49,821
                                                 -----------------    -----------------  ------------------
       Total, net of minority interest             $                    $                  $
                                                         (717,650)            (783,832)           (71,034)
                                                 =================    =================  ==================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
6.   VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal, Highland and Fremont.

     In accord with FAS 142, the Company annually reviews the recoverability of the goodwill asset. At December 31, 2002, the goodwill asset was deemed to be recoverable, and, accordingly, no impairment adjustment was recorded.

     The amortization of acquired insurance, other intangibles and goodwill was as follows (in thousands):


                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Value of acquired insurance:
       Balance, beginning of year                     $   104,776         $   122,212         $   138,734
       Interest, at rates varying from 6.5% to 9.5%         8,953              10,625              12,201
       Amortization                                       (27,432)            (28,061)            (28,723)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                86,297             104,776             122,212
                                                    -----------------   ------------------  ------------------

     Other intangibles:
        Balance, beginning of year                         11,221              13,325               1,321
        Acquisitions and adjustments                        1,598                -                 13,154
        Amortization                                       (2,223)             (2,104)             (1,150)
                                                    -----------------   ------------------  ------------------
        Balance, end of year                               10,596              11,221              13,325
                                                    -----------------   ------------------  ------------------

     Goodwill:
       Balance, beginning of year                          54,380              56,256               1,838
       Acquisitions and adjustments                          -                  1,042              55,330
          Amortization                                       -                 (2,918)               (912)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                54,380              54,380              56,256
                                                    -----------------   ------------------  ------------------

     Value of insurance in force, other intangibles
       and goodwill:
          Balance, beginning of year                        170,377             191,793            141,893
          Acquisitions and adjustments                        1,598               1,042             68,484
             Net amortization                               (20,702)            (22,458)           (18,584)
                                                    -----------------   ------------------  ------------------
          Balance, end of year                        $    151,273        $     170,377       $    191,793
                                                    =================   ==================  ==================


     As noted previously, effective January 1, 2002, goodwill in the amount of $54.4 million is no longer amortized to earnings. The estimated future amortization expense of acquired insurance in force and core deposit intangibles, net of interest, is as follows (in thousands):

     2003                                         $ 21,979
     2004                                           23,233
     2005                                           24,472
     2006                                           25,685
     2007                                            1,183
     Thereafter                                        341
                                              --------------
          Total                                   $ 96,893
                                              ==============

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------
7.   SAVINGS DEPOSITS

     Savings deposits are summarized as follows at December 31, 2002 and 2001 (in thousands):

                                                           2002                                 2001
                                              --------------------------------     --------------------------------
                                                                  WEIGHTED                             WEIGHTED
                                                                   AVERAGE                             AVERAGE
                      TYPE                       AMOUNT             RATE                  AMOUNT        RATE
                                              --------------    --------------    --------------    ---------------
     Demand deposits                            $    67,075         0.35%             $  54,876          0.65%
     Non-interest bearing deposits                   23,345         0.00                 19,561          0.00
     Passbook                                       125,948         0.50                 59,567          1.75
     Money market checking and savings               70,740         2.12                 70,419          2.66
     Time deposits                                  758,722         3.51                632,259          4.45
                                              --------------    --------------    --------------    ---------------
          Total                                 $ 1,045,830         2.92%             $ 836,682          3.75%
                                              ==============    ==============    ==============    ===============

     The contractual maturities of time deposits, by year, at December 31, 2002 are as follows:

     Years Ending December 31,
     -------------------------
             2003                                 $ 396,356
             2004                                   108,665
             2005                                    43,708
             2006                                    45,184
             Thereafter                             164,809
                                              --------------
                Total                             $ 758,722
                                              ==============

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                          YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------
                                                               2002                  2001                 2000
                                                        -------------------    -----------------    -----------------
     Demand, passbook and money market                         $     4,091           $    5,189           $    1,457
     Time deposits                                                  27,644               31,481               15,533
                                                        -------------------    -----------------    -----------------
          Total                                                $    31,735           $   36,670           $   16,990
                                                        ===================    =================    =================

     Time deposits greater than $100,000 totaled approximately $340.1 million and $239.4 million at December 31, 2002 and 2001, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2002 and 2001 are as follows (in thousands):

                                                                   2002                             2001
                                                        ----------------------------    -----------------------------
                                                          CARRYING      ESTIMATED         CARRYING       ESTIMATED
                                                           AMOUNT       FAIR VALUE         AMOUNT       FAIR VALUE
                                                        -------------- -------------    -------------- --------------
       Surplus notes                                     $    249,212   $   288,065       $   249,202    $   264,785
       Advances from the Federal Home Loan Bank               384,388       394,558           353,942        361,323
       PPMA Funds                                             199,385       191,553           203,247        192,978
       Tuscany                                                270,523       270,523           450,000        450,000
                                                        -------------- -------------    -------------- --------------
                 Total                                    $ 1,103,508   $ 1,144,699       $ 1,256,391    $ 1,269,086
                                                        ============== =============    ============== ==============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2002, 2001 and 2000.

     ADVANCES FROM THE FEDERAL HOME LOAN BANK
     Jackson Federal utilizes the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, maturing in years through 2008, totaled $384.4 million and $353.9 million at December 31, 2002 and 2001, respectively, at weighted average interest rates of 3.33% and 4.75%, respectively. Fixed rate advances totaled $356,550 and $342,900 at December 31, 2002 and 2001, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $839.7 million and $832.5 million at December 31, 2002 and 2001, respectively. Interest paid totaled $15.1 million, $17.2 million and $5.2 million in 2002, 2001 and 2000, respectively.

     PPMA FUNDS
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.56% to 3.69% and 8.22% to 8.63%, respectively.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.63% to 5.06% and 7.38% to 8.13%, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Outstanding debt balances on the PPMA Funds at December 31, 2002 and 2001 are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2002:
         Subordinated secured notes                   $  33,319         $ 45,000        $  78,319
         Revolving credit facility                       78,375           42,691          121,066
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,694         $ 87,691        $ 199,385
                                                  ==============    =============    =============

         DECEMBER 31, 2001:
         Subordinated secured notes                   $  32,539         $ 45,000        $  77,539
         Revolving credit facility                       78,750           46,958          125,708
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,289         $ 91,958        $ 203,247
                                                  ==============    =============    =============

     Interest expense on the debt totaled $19.0 million, $15.8 million and $24.2 million in 2002, 2001 and 2000, respectively.

     TUSCANY
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated floating rate notes. The senior notes ("Tuscany Notes"), initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties. The Tuscany Notes bear interest at LIBOR plus .38%, which at December 31, 2002 and 2001 was 2.16% and 2.52%, respectively. The subordinated floating rate notes were sold to the Company and are eliminated in consolidation.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2002 and 2001, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $365.9 million and $664.3 million during 2002 and 2001, respectively, at weighted average interest rates of 1.43% and 4.13%, respectively. Interest paid totaled $5.2 million, $27.4 million and $44.3 million in 2002, 2001 and 2000, respectively. The highest level of short-term borrowings at any month end was $521.4 million in 2002, and $1.0 billion in 2001.

10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the transaction was immaterial, as the initial reinsurance premium approximated the reinsurance recoverable arising under the treaty.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
10.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Direct life premiums                              $     338,093     $       337,250      $      341,078
     Assumed life premiums                                      (277)              3,519               4,324
     Less reinsurance ceded:
       Life                                                 (126,122)           (117,620)           (114,601)
       Annuity                                               (59,000)               -                   -
                                                     ------------------ ------------------  -----------------
         Total net premiums                            $     152,694     $       223,149      $      230,801
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                 DECEMBER 31,
                                                           2002               2001
                                                     ------------------ ------------------
     Ceded reserves:
       Life                                            $   440,284        $      373,481
       Annuity                                              58,240                  -
     Ceded claims liability                                 14,071                 8,890
     Ceded - other                                          12,436                13,053
                                                     ------------------ ------------------
       Total                                           $   525,031        $      395,424
                                                     ================== ==================

     Reserves reinsured through Brooke Life were $65.4 million and $68.4 million at December 31, 2002 and 2001, respectively. Reserves reinsured through PARC were $58.2 million at December 31, 2002.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Current tax (benefit) expense                      $      137,400    $    (15,588)       $    179,200
     Deferred tax (benefit) expense                           (285,863)       (101,474)             37,000
                                                     ------------------ ------------------  -----------------
     Federal income tax (benefit) expense               $     (148,463)   $   (117,062)       $    216,200
                                                     ================== ==================  =================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2002, 2001 and 2000 as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Income taxes at statutory rate                   $     (149,047)    $     (118,220)     $     214,989

     Other                                                       584              1,158              1,211
                                                     ------------------ ------------------  -----------------
     Provision for federal income taxes               $     (148,463)    $     (117,062)     $     216,200
                                                     ================== ==================  =================
     Effective tax rate                                         34.9%              34.7%              35.2%
                                                     ================== ==================  =================

     Federal income taxes paid (received) were $(45.0) million, $71.0 million and $148.6 million in 2002, 2001 and 2000, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
11.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      2002                2001
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items                                    $       573,634     $      502,755
     Difference between financial reporting and the tax basis of:
          Investments                                                                     619,462            310,272
          Deferred compensation                                                            30,757             26,711
     Net unrealized losses on available for sale securities                                     -              9,054

     Other, net                                                                            18,794             22,620
                                                                                ------------------ -------------------
     Total gross deferred tax asset                                                     1,242,647            871,412
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs                                                          (524,287)          (596,876)
     Difference between financial reporting and the tax basis of:
       Value of the insurance in-force                                                    (30,204)           (36,672)

        Other assets                                                                       (2,194)            (2,936)

     Net unrealized gains on available for sale securities                               (398,715)                 -

     Other, net                                                                           (10,477)              (176)
                                                                                ------------------ -------------------
     Total gross deferred tax liability                                                  (965,877)          (636,660)
                                                                                ------------------ -------------------

     Net deferred tax asset                                                       $       276,770    $       234,752
                                                                                ================== ===================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2002, the Company had a federal tax capital loss carryforward of approximately $58.0 million, which will expire in the years 2006 and 2007.

12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2002 and 2001, the Company's reserve for future state guaranty fund assessments was $41.0 million and $45.0 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company previously offered synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $0 and $31.3 million at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
12.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

     The Company has unfunded commitments related to its investments in limited partnerships totaling $482.8 million at December 31, 2002.

     The Company leases office space and equipment under several operating leases that expire at various dates through 2010. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $6.3 million, $6.8 million and $6.1 million in 2002, 2001 and 2000, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

           2003                      $ 18,227
           2004                        16,473
           2005                        15,371
           2006                         4,662
           2007                         4,627
           Thereafter                   7,305
                                 -------------
           Total                     $ 66,665
                                 =============

13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2003, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $289 million.

     The Company received capital contributions from its parent of $614.4 million in 2002 and $299.7 million in 2001. The capital contributions included $24.4 million and $19.3 million in 2002 and 2001, respectively, from Brooke Life forgiving an intercompany tax liability. The 2001 capital contribution also included $28.7 million related to amounts received from Prudential for certain failed merger related costs. Dividend payments were $142.0 million, $131.1 million and $176.3 million in 2002, 2001 and 2000, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,888.9 million and $2,450.1 million at December 31, 2002 and December 31, 2001, respectively. Statutory net income (loss) of the Company was $(258.4) million, $(201.6) million and $243.8 million in 2002, 2001 and 2000, respectively.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, Codification of Statutory Accounting Principles, became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in a transitional adjustment to increase statutory capital and surplus by $47.8 million.

     The Company, with the explicit permission of the Michigan Commissioner of Insurance, has recognized at December 31, 2002, the reserve credit for reinsurance ceded to an unauthorized affiliated reinsurer. Collateral, in the form of letters of credit, was secured on January 30, 2003. This permitted practice resulted in an increase to statutory surplus of $388.6 million.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2002, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
14.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $32.9 million, $28.5 million and $27.1 million to PPM for investment advisory services during 2002, 2001 and 2000, respectively.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December, 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.1 million, $5.9 million and $5.8 million in 2002, 2001 and 2000, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements:

     (1)  Financial statements and schedules included in Part A:

             Condensed Financial Information

     (2)  Financial statements and schedules included in Part B:

             Jackson National Separate Account V
             Report of Independent Accountants
             Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the Year Ended December 31, 2002 Statement of Changes in Net Assets for the Years Ended December
                31, 2002 and December 31, 2001
             Notes to Financial Statements

             Jackson National Life Insurance Company:
             Report of Independent Accountants
             Consolidated Balance Sheet at December 31, 2002 and 2001 Consolidated Income Statement for the years ended December 31,
                2002, 2001 and 2000
             Consolidated Statement of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2002, 2001 and 2000 Consolidated Statement of Cash flows for the years ended December
                31, 2002, 2001 and 2000
             Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

Exhibit No.    Description

1.   Resolution of Depositor's Board of Directors  authorizing the establishment
     of  the  Registrant,   incorporated   by  reference  to  the   Registrant's
     Registration Statement, filed on January 15, 1999.

2.   Not Applicable

3.   Distribution   Agreement,   incorporated   by  reference  to   Registrant's
     Pre-Effective Amendment Number 1 filed via EDGAR on August 13, 1999.

4.a. Form of the Perspective Advantage Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

4.b. Form of the  Perspective  Advantage  Fixed and  Variable  Annuity  Contract
     (Unisex Tables), incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

4.c. Form of Spousal Continuation Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on April 29, 2002.

4.d. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001.

4.e. Specimen Of Variable Annuity Guaranteed  Minimum Death Benefit  Reinsurance
     Agreement,   incorporated  by  reference  to  Registrant's   Post-Effective
     Amendment No. 4 electronically filed on April 30, 2002.

4.f. Form of Guaranteed Options Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6, electronically filed via EDGAR on April 30, 2003.

5. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on August 13, 1999.

5.b. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Registration Statement, filed on January 15, 1999.

6.b. Bylaws  of  Depositor,   incorporated  by  reference  to  the  Registrant's
     Registration Statement, filed on January 15, 1999.

7. Specimen of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, attached hereto.

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Accountants (KPMG), incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003.

11.  Not Applicable

12.  Not Applicable

13. Schedule of Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003.

14.  Not Applicable

Item 25.  Directors and Officers of the Depositor

(1) Name and Principal Business Address         (2) Positions and Offices with Depositor

Richard D. Ash                                  Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, Michigan  48951

John B. Banez                                   Vice President - Systems and Programming
1 Corporate Way
Lansing, Michigan  48951

James Binder                                    Vice President - Finance and Corporate Strategy
1 Corporate Way
Lansing, Michigan  48951

Joseph Mark Clark                               Vice President - Policy Administration
1 Corporate Way
Lansing, Michigan  48951

Marianne Clone                                  Vice President - Administration
1 Corporate Way
Lansing, Michigan  48951

James B. Croom                                  Vice President & Deputy General Counsel
1 Corporate Way
Lansing, Michigan  48951

Gerald W. Decius                                Vice President - Systems Application Coordinator
1 Corporate Way
Lansing, Michigan  48951

Lisa C. Drake                                   Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, Michigan  48951

Robert A. Fritts                                Vice President & Controller - Financial Operations
1 Corporate Way
Lansing, Michigan  48951

Victor A. Gallo                                 Senior Vice President - Group Pension
1 Corporate Way
Lansing, Michigan  48951

James D. Garrison                               Vice President - Tax
1 Corporate Way
Lansing, Michigan  48951

Lou E. Hensley                                  Vice President - Corporate Development
1 Corporate Way
Lansing, Michigan  48951

Andrew B. Hopping                               Executive Vice President, Chief Financial Officer,
1 Corporate Way                                 Treasurer & Director
Lansing, Michigan 48951

Stephen A. Hrapkiewicz, Jr.                     Senior Vice President - Human Resources
1 Corporate Way
Lansing, Michigan 48951

Clifford J. Jack                                Executive Vice President and Chief Distribution Officer
1 Corporate Way
Lansing, Michigan 48951

Cheryl L. Johns                                 Vice President - Life Division
1 Corporate Way
Lansing, Michigan 48951

Timo P. Kokko                                   Vice President - Support Services
1 Corporate Way
Lansing, Michigan 48951

Everett W. Kunzelman                            Vice President - Underwriting
1 Corporate Way
Lansing, Michigan 48951

Lynn W. Lopes                                   Vice President - Group Pension
1 Corporate Way
Lansing, Michigan 48951

Clark P. Manning                                President, Chief Executive Officer and Director
1 Corporate Way
Lansing, Michigan 48951

Thomas J. Meyer                                 Senior Vice President, General Counsel and Secretary
1 Corporate Way
Lansing, Michigan 48951

Keith R. Moore                                  Vice President - Technology
1 Corporate Way
Lansing, Michigan 48951

Jacky Morin                                     Vice President - Group Pension
1 Corporate Way
Lansing, Michigan 48951

P. Chad Myers                                   Senior Vice President - Asset/Liability Management
1 Corporate Way
Lansing, Michigan 48951

J. George Napoles                               Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, Michigan 48951

Mark D. Nerud                                   Vice President - Fund Accounting and Administration
1 Corporate Way
Lansing, Michigan 48951

Bradley J. Powell                               Vice President - Institutional Marketing Group
1 Corporate Way
Lansing, Michigan 48951

Laura L. Prieskorn                              Vice President - Model Office
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                  Vice President - Broker Management
1 Corporate Way
Lansing, Michigan 48951

James R. Sopha                                  Executive Vice President - Corporate Development
1 Corporate Way
Lansing, Michigan 48951

Scott L. Stolz                                  Senior Vice President - Administration
1 Corporate Way
Lansing, Michigan 48951

Michael A. Wells                                Chief Operating Officer & Director
1 Corporate Way
Lansing, Michigan 48951

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                                   STATE OF ORGANIZATION              CONTROL/                     PRINCIPAL
           COMPANY                                                    OWNERSHIP                    BUSINESS
Alaiedon, LLC                   Michigan                     100% Hermitage Management
                                                                             LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                                         Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                                     Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                               Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                               Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                               Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                                         Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                               Company Insurance

Holborn Delaware Corporation    Delaware                     80% Prudential One           Holding Company Activities
                                                             Limited, 10% Prudential
                                                                Two Limited, 10%
                                                             Prudential Three Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                               Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                               Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                                   Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

Jackson Federal Bank            USA                          100% JNL Thrift Holdings,    Savings & Loan
                                                                            Inc.

JNL Investors Series Trust      Massachusetts                100% Jackson National Life   Investment Company
                                                               Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National Life   Life Insurance
(Bermuda) Ltd.                                               Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/ Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                               Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                                            York

JNL Thrift Holdings, Inc.       Michigan                     100% Jackson National Life   Holding Company
                                                               Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                              Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                                       Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                                      Account II

LePages Management Co., LLC     Delaware                     50% Jackson National Life    Adhesives
                                                               Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential Atlantic             Ireland                      100% Prudential              Reinsurance
Reinsurance Company                                          Corporation Holdings
                                                                         Limited

Prudential Corporation          United Kingdom               100% Prudential              Holding Company Activities
Holdings Limited                                             Corporation plc

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential              Holding Company Activities
                                                             Corporation Holdings
                                                                         Limited

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                                  Holdings, Inc.

Item 27. Number of Contract Owners as of November 24, 2003.

                  Non-Qualified: 1,904
                  Qualified: 2,403

Item 28.  Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

(1) Name and Principal Business Address           (2) Positions and Offices with Depositor

Michael A. Wells                                  Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Thomas J. Meyer                                   Director
1 Corporate Way
Lansing, Michigan 48951

Clifford J. Jack                                  President and Chief Executive Officer and Director
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                     Vice President - Product Management
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Kendall Best                                      Vice President - Strategic Relations
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

William Britt                                     Vice President - Market Planning and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                       Vice President - Institutional Marketing Group
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                                     Senior Vice President and National Sales Director
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Allan Chiulli                                     Executive Vice President - Investment Manager Relations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                     Vice President - Regulatory Accounting and Special
8055 E. Tufts Avenue                              Projects
Suite 1000
Denver, CO 80237

Robert DeChellis                                  Executive Vice President - National Sales Manager
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Anthony L. Dowling                                Assistant Vice President & Chief Compliance Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                                 Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                                    Vice President - Guaranteed Product Development
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Luis Gomez                                        Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Andrew B. Hopping                                 Chief Financial Officer and Financial Operations
1 Corporate Way
Lansing, Michigan

Thomas Hull                                       Vice President - Life Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                     Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                                     Senior Vice President - Marketing and Corporate
8055 E. Tufts Avenue                              Communications
Suite 1100
Denver, CO 80237

Steve Kluever                                     Vice President - Variable Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Nicholas Koutouras                                Vice President - Offshore Product Management
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

David Lilien                                      Senior Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                  Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                     Vice President - Business Development and Chief of Staff
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Lisa Pedote                                       Vice President - Finance
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Bradley J. Powell                                 Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                                     Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                               Executive Vice President
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

James L. Simon                                    Secretary
1 Corporate Way
Lansing, MI 48951

Greg Smith                                        Senior Vice President - Project Management/Business
8055 E. Tufts Avenue                              Solutions
Suite 1100
Denver, CO 80237

David Sprague                                     Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                       Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

 (c)

                            COMPENSATION ON
   NAME OF PRINCIPAL         DISCOUNTS AND          REDEMPTION OR
      UNDERWRITER             COMMISSIONS           ANNUITIZATION       BROKERAGE COMMISSIONS   COMPENSATION

Jackson National Life    Not Applicable          Not Applicable          Not Applicable          Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

  Jackson National Life Insurance Company
  1 Corporate Way
  Lansing, Michigan 48951

  Jackson National Life Insurance Company
  8055 East Tufts Ave., Second Floor
  Denver, Colorado 80237

  Jackson National Life Insurance Company
  225 West Wacker Drive, Suite 1200
  Chicago, IL  60606

Item 31. Management Services

  Not Applicable

Item 32. Undertakings and Representations

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

(e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 15th day of December, 2003.

                           Jackson National Separate Account - V
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By:  /s/ Andrew B. Hopping                        *
                                ----------------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                   (Depositor)

                           By: /s/   Andrew B. Hopping                       *
                               -----------------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning                           *             December 15, 2003
-------------------------------------------------            -------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells                           *             December 15, 2003
-------------------------------------------------            -------------
Michael A. Wells, Director

/s/ Andrew B. Hopping                          *             December 15, 2003
-------------------------------------------------            -------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Robert A. Fritts by Thomas J. Meyer*                     December 15, 2003
-------------------------------------------------            ---------------
Robert A. Fritts, Senior Vice President
and Controller - Financial Operations

* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account V (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 6th day of January 2003.


/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
--------------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST

Exhibit No.      Description

7. Specimen Of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, attached hereto.

9.   Opinion and Consent of Counsel, attached hereto as EX-99.9.